UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-08343
                                                 ----------------

                           Phoenix Investment Trust 97
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           Kevin J. Carr, Esq.
  Vice President, Chief Legal Officer,               John H. Beers, Esq.
  Counsel and Secretary for Registrant           Vice President and Counsel
     Phoenix Life Insurance Company            Phoenix Life Insurance Company
            One American Row                          One American Row
         Hartford, CT 06103-2899                   Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ---------------

                       Date of fiscal year end: August 31
                                               ----------

                    Date of reporting period: August 31, 2006
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------

                                                                 AUGUST 31, 2006
--------------------------------------------------------------------------------


ANNUAL REPORT



--------------------------------------------------------------------------------
[GRAPHIC OMITTED] PHOENIX QUALITY SMALL-CAP FUND
[GRAPHIC OMITTED] PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND
[GRAPHIC OMITTED] PHOENIX SMALL-CAP VALUE FUND
[GRAPHIC OMITTED] PHOENIX VALUE EQUITY FUND





TRUST NAME:
PHOENIX INVESTMENT TRUST 97

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

[GRAPHIC OMITTED]
WOULDN'T YOU RATHER
HAVE THIS DOCUMENT
E-MAILED TO YOU?

Eligible shareholders can sign up for E-Delivery at PhoenixFunds.com

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------



This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT




DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

      The enclosed annual report addresses the performance of your Phoenix mutual fund for the fiscal year ended August 31, 2006. The report also provides a commentary from your fund's management team on how the fund performed, the investment strategies used, and how the fund's results compared to the broader market.

         At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--six
Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,

/s/ Daniel T. Geraci
--------------------
Daniel T. Geraci
President, PhoenixFunds

SEPTEMBER 2006

TABLE OF CONTENTS



Glossary..................................................................   3
Phoenix Quality Small-Cap Fund............................................   4
Phoenix Small-Cap Sustainable Growth Fund.................................  14
Phoenix Small-Cap Value Fund..............................................  24
Phoenix Value Equity Fund.................................................  37
Notes to Financial Statements.............................................  47
Report of Independent Registered Public Accounting Firm...................  53
Board of Trustees' Consideration of Investment Advisory and
  Subadvisory Agreements..................................................  54
Fund Management Tables....................................................  56




--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

INFLATION
Rise in the prices of goods and services resulting from increased spending relative to the supply of goods on the market.

REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

RUSSELL 2000(R) GROWTH INDEX
The Russell 2000(R) Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 1000(R) VALUE INDEX
The Russell 1000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

RUSSELL 2000(R) VALUE INDEX
The Russell 2000(R) Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.

S&P 500(R) INDEX
The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested.





INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX QUALITY SMALL-CAP FUND


A DISCUSSION WITH THE FUND'S MANAGEMENT TEAM OF SANDI GLEASON, CFA AND ROBERT SCHWARZKOPF, CFA

Q: HOW DID THE PHOENIX QUALITY SMALL-CAP FUND PERFORM FOR ITS FISCAL YEAR ENDED AUGUST 31, 2006?

A: From the Phoenix Quality Small-Cap Fund's inception date of June 28, 2006, through August 31, 2006, the Fund's Class A shares returned 0.50%, Class C shares returned 0.40% and Class X shares returned 0.60%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.02%, and the Russell 2000(R) Value Index, the Fund's style-specific index appropriate for comparison, returned 6.66%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Throughout the Phoenix Quality Small-Cap Fund's brief fiscal year, the equity markets were quite volatile. The day after the Fund's inception date, the Federal Reserve (the "Fed") signaled an upcoming pause in short-term interest rate hikes after 17 consecutive rate increases. Consequently, stock prices rallied sharply. In July, the stock market produced flat to negative returns, as investors sought high-quality companies to alleviate the effects of inflation risk, soaring energy prices and slowing corporate earnings growth. After two years of interest rate increases, the Fed left rates unchanged in August, spurring positive returns in the equity markets and a recovery for low-quality stocks.

      For the Fund's fiscal year, the best-performing sectors included health care and utilities. In a slowing economy, health care, which is a classic defensive sector, performed strongly, while record-high temperatures across the country in July stimulated public utility demand to all-time record levels. Conversely, transportation and consumer discretionary were among the worst-performing sectors, as consumers struggled with higher energy prices.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: As is typical during short periods of performance, the Phoenix Quality Small-Cap Fund's underperformance was amplified by short-term events in the stock market. First, the Russell 2000 Value Index gained over three percent on the same day we made purchases for the Fund, which increased our cost basis. Secondly, low-quality stocks prevailed during the Fund's fiscal year, negatively impacting our high-quality focus. Namely, our overweight position in stocks ranked by S&P as "A-" and above reduced our relative performance, as the Russell 2000 Value's overweight position in stocks ranked "B" to "D" by S&P outperformed. In addition, our overweight position in companies with high return on equity hampered our relative performance, as companies with little to no return on equity were the clear winners.

                                                                  SEPTEMBER 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Quality Small-Cap Fund



--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                             PERIOD ENDING 8/31/06
--------------------------------------------------------------------------------

                                                       INCEPTION     INCEPTION
                                                      TO 8/31/06      DATE
                                                      ----------     ---------

Class X Shares at NAV                                    0.60%        6/28/06

Class A Shares at NAV 2                                  0.50         6/28/06
Class A Shares at POP 3                                 (5.28)        6/28/06

Class C Shares at NAV 2                                  0.40         6/28/06
Class C Shares with CDSC 4                              (0.60)        6/28/06

S&P 500(R) Index                                         5.02         6/28/06

Russell 2000(R) Value Index                              6.66         6/28/06


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.


1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.

4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C
  SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


For information regarding the indexes, see the glossary on page 3.

PHOENIX QUALITY SMALL-CAP FUND


ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Quality Small-Cap Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to August 31, 2006. The third lines of these examples are based on an investment of $1,000 invested on February 28, 2006 and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period since inception of the fund. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(since inception date)

   The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the fund to August 31, 2006.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

   The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from February 28, 2006, to August 31, 2006. You may use the information in this hypothetical examples to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


     Quality                    Beginning          Ending        Expenses Paid
  Small-Cap Fund              Account Value     Account Value       During
      Class X                 June 28, 2006    August 31, 2006      Period*
------------------------      -------------    ---------------   -------------
Actual                          $1,000.00          $1,006.00         $2.02
Hypothetical (5% return
  before expenses, since
  inception)                     1,000.00           1,006.78          2.02


                                   Beginning
                                Account Value
                              February 28, 2006
                              -----------------
Hypothetical (5% return
  before expenses,
  six-month period)             $1,000.00           1,019.43          5.87

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.15% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (64) EXPENSES WERE ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD FROM INCEPTION, MULTIPLIED BY THE NUMBER OF DAYS (184) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

Phoenix Quality Small-Cap Fund

ABOUT YOUR FUND'S EXPENSES (con't.)


     Quality                   Beginning            Ending         Expenses Paid
  Small-Cap Fund             Account Value      Account Value          During
      Class A                June 28, 2006      August 31, 2006       Period*
------------------------     -------------      ---------------    -------------
Actual                         $1,000.00           $1,005.00           $2.46
Hypothetical (5% return
  before expenses, since
  inception)                    1,000.00            1,006.34            2.46


                                Beginning
                              Account Value
                            February 28, 2006
                            -----------------
Hypothetical (5% return
  before expenses,
  six-month period)            $1,000.00            1,018.17            7.13

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (64) EXPENSES WERE ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD FROM INCEPTION, MULTIPLIED BY THE NUMBER OF DAYS (184) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.


     Quality                   Beginning            Ending         Expenses Paid
  Small-Cap Fund             Account Value      Account Value          During
      Class C                June 28, 2006      August 31, 2006       Period*
------------------------     -------------      ---------------    -------------
Actual                         $1,000.00           $1,004.00           $3.78
Hypothetical (5% return
  before expenses, since
  inception)                    1,000.00            1,005.01            3.79


                               Beginning
                             Account Value
                           February 28, 2006
                           -----------------
Hypothetical (5% return
  before expenses,
  six-month period)            $1,000.00            1,014.32           10.98

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (64) EXPENSES WERE ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD FROM INCEPTION, MULTIPLIED BY THE NUMBER OF DAYS (184) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Quality Small-Cap Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        8/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Financials                 25%
Industrials                22
Information Technology     14
Consumer Discretionary     13
Energy                      9
Health Care                 6
Materials                   3
Other                       8



                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006


                                                         SHARES     VALUE
                                                         ------   ----------

DOMESTIC COMMON STOCKS--87.5%

APPAREL, ACCESSORIES & LUXURY GOODS--3.5%
Cherokee, Inc. .......................................    1,250   $   46,025

APPLICATION SOFTWARE--2.6%
Reynolds & Reynolds Co. (The) Class A ................      880       33,757

ASSET MANAGEMENT & CUSTODY BANKS--8.5%
American Capital Strategies Ltd. .....................    1,500       58,095
MCG Capital Corp. ....................................    3,345       53,654
                                                                  ----------
                                                                     111,749
                                                                  ----------

COMMUNICATIONS EQUIPMENT--4.4%
Inter-Tel, Inc. ......................................    2,632       58,009

DATA PROCESSING & OUTSOURCED SERVICES--3.9%
Syntel, Inc. .........................................    2,355       51,598

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.6%
McGrath RentCorp .....................................    2,055       46,854

ENVIRONMENTAL & FACILITIES SERVICES--4.5%
ABM Industries, Inc. .................................    3,265       58,737

HEALTH CARE EQUIPMENT--2.3%
Young Innovations, Inc. ..............................      830       30,146

HEALTH CARE SERVICES--3.1%
Landauer, Inc. .......................................      850       40,732

HOME FURNISHINGS--4.3%
Tempur-Pedic International, Inc.(b) ..................    3,530       56,657


                                                         SHARES     VALUE
                                                         ------   ----------

INDUSTRIAL MACHINERY--8.5%
CLARCOR, Inc. ........................................    1,940   $   58,103
Lincoln Electric Holdings, Inc. ......................      960       52,829
                                                                  ----------
                                                                     110,932
                                                                  ----------

INSURANCE BROKERS--4.0%
National Financial Partners Corp. ....................    1,410       51,916

INTERNET SOFTWARE & SERVICES--2.3%
Computer Service, Inc. ...............................      985       29,550

OIL & GAS REFINING & MARKETING--4.6%
World Fuel Services Corp. ............................    1,675       60,367

OIL & GAS STORAGE & TRANSPORTATION--4.2%
Crosstex Energy, Inc. ................................      595       54,859

REGIONAL BANKS--4.6%
Cathay General Bancorp ...............................    1,615       60,223

SPECIALIZED CONSUMER SERVICES--4.5%
Matthews International Corp. Class A .................    1,650       58,740

SPECIALIZED REIT'S--4.4%
Entertainment Properties Trust .......................    1,140       56,840

SPECIALTY CHEMICALS--2.9%
Balchem Corp. ........................................    1,925       38,327

THRIFTS & MORTGAGE FINANCE--2.3%
Washington Federal, Inc. .............................    1,360       30,219


                        See Notes to Financial Statements

Phoenix Quality Small-Cap Fund


                                                         SHARES     VALUE
                                                         ------   ----------

TRUCKING--4.5%
Landstar System, Inc. ................................    1,390   $   59,353

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1,135,906)                                       1,145,590
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--87.5%
(IDENTIFIED COST $1,135,906)                                       1,145,590
--------------------------------------------------------------------------------


                                                       PAR VALUE
                                                          (000)
                                                       ---------

SHORT-TERM INVESTMENTS--8.3%

REPURCHASE AGREEMENTS--8.3%
State Street Bank and Trust Co. repurchase
agreement 1.50% dated 8/31/06,
due 9/1/06 repurchase price $108,005,
collateralized by U.S. Treasury Bond
6.25%, 8/15/23 market value $114,616 .................     $108      108,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $108,000)                                           108,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--95.8%
(IDENTIFIED COST $1,243,906)                                       1,253,590(a)

Other assets and liabilities, net--4.2%                               55,207
                                                                  ----------
NET ASSETS--100.0%                                                $1,308,797
                                                                  ==========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $41,212 and gross depreciation of $31,607 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,243,985.
(b) Non-income producing.


                        See Notes to Financial Statements

Phoenix Quality Small-Cap Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2006


ASSETS
Investment securities at value
   (Identified cost $1,243,906)                                    $1,253,590
Cash                                                                      603
Receivables
   Receivable from adviser                                             14,766
   Fund shares sold                                                    10,000
   Dividends and interest                                               5,198
Prepaid expenses                                                       43,127
                                                                   ----------
     Total assets                                                   1,327,284
                                                                   ----------
LIABILITIES
Payables
   Professional fee                                                    16,501
   Custodian fee                                                        1,603
   Distribution and service fees                                          138
   Transfer agent fee                                                      81
   Administration fee                                                      33
   Trustees' fee                                                            5
   Other accrued expenses                                                 126
                                                                   ----------
     Total liabilities                                                 18,487
                                                                   ----------
NET ASSETS                                                         $1,308,797
                                                                   ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $1,295,881
Undistributed net investment income                                     4,248
Accumulated net realized loss                                          (1,016)
Net unrealized appreciation                                             9,684
                                                                   ----------
NET ASSETS                                                         $1,308,797
                                                                   ==========

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,069,924)                    106,382
Net asset value and offering price per share                           $10.06

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $100,524)                       10,000
Net asset value per share                                              $10.05
Offering price per share $10.05 /(1-5.75%)                             $10.66

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $138,349)                       13,780
Net asset value and offering price per share                           $10.04



                             STATEMENT OF OPERATIONS
                         FROM INCEPTION JUNE 28, 2006 TO
                                 AUGUST 31, 2006

INVESTMENT INCOME
Dividends                                                            $  5,722
Interest                                                                  307
                                                                     --------
     Total investment income                                            6,029
                                                                     --------
EXPENSES
Investment advisory fee                                                 1,196
Service fees, Class A                                                      44
Distribution and service fees, Class C                                    209
Administration fee                                                         87
Professional                                                           18,351
Transfer agent                                                          4,599
Registration                                                            2,765
Custodian                                                               1,918
Printing                                                                  123
Trustees                                                                    5
Miscellaneous                                                           1,079
                                                                     --------
     Total expenses                                                    30,376
Less expenses reimbursed by investment adviser                        (28,418)
Custodian fees paid indirectly                                           (177)
                                                                     --------
     Net expenses                                                       1,781
                                                                     --------
NET INVESTMENT INCOME (LOSS)                                            4,248
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                (1,016)
Net change in unrealized appreciation (depreciation)
   on investments                                                       9,684
                                                                     --------

NET GAIN (LOSS) ON INVESTMENTS                                          8,668
                                                                     --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                   $ 12,916
                                                                     ========


                        See Notes to Financial Statements
10

Phoenix Quality Small-Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                 From Inception
                                                                                June 28, 2006 to
                                                                                 August 31, 2006
                                                                                ----------------
FROM OPERATIONS
   Net investment income (loss)                                                    $    4,248
   Net realized gain (loss)                                                            (1,016)
   Net change in unrealized appreciation (depreciation)                                 9,684
                                                                                   ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         12,916
                                                                                   ----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (106,382 shares)                                   1,057,881
                                                                                   ----------
Total                                                                               1,057,881
                                                                                   ----------
CLASS A
   Proceeds from sales of shares (10,000 shares)                                      100,000
                                                                                   ----------
Total                                                                                 100,000
                                                                                   ----------
CLASS C
   Proceeds from sales of shares (13,780 shares)                                      138,000
                                                                                   ----------
Total                                                                                 138,000
                                                                                   ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        1,295,881
                                                                                   ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                            1,308,797

NET ASSETS
   Beginning of period                                                                     --
                                                                                   ----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $4,248)         $1,308,797
                                                                                   ==========

                        See Notes to Financial Statements

Phoenix Quality Small-Cap Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS X
                                                              ------------------
                                                                 FROM INCEPTION
                                                                 JUNE 28, 2006
                                                              TO AUGUST 31, 2006
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                    0.07
   Net realized and unrealized gain (loss)                           (0.01)
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                 0.06
                                                                    ------
Change in net asset value                                             0.06
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.06
                                                                    ======
Total return                                                          0.60%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $1,070

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                             1.15%(3)
   Gross operating expenses                                          21.32%(3)
   Net investment income (loss)                                       3.85%(3)
Portfolio turnover                                                       7%(4)


                                                                    CLASS A
                                                              ------------------
                                                                 FROM INCEPTION
                                                                 JUNE 28, 2006
                                                              TO AUGUST 31, 2006
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                    0.03
   Net realized and unrealized gain (loss)                            0.02
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                 0.05
                                                                    ------
Change in net asset value                                             0.05
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.05
                                                                    ======
Total return(2)                                                       0.50%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $101

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                             1.40%(3)
   Gross operating expenses                                          26,39%(3)
   Net investment income (loss)                                       1.82%(3)
Portfolio turnover                                                       7%(4)


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.


                        See Notes to Financial Statements
12

Phoenix Quality Small-Cap Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS C
                                                              ------------------
                                                                 FROM INCEPTION
                                                                 JUNE 28, 2006
                                                              TO AUGUST 31, 2006
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                    0.02
   Net realized and unrealized gain (loss)                            0.02
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                 0.04
                                                                    ------
Change in net asset value                                             0.04
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $10.04
                                                                    ======
Total return(2)                                                       0.40%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $138

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                             2.15%(3)
   Gross operating expenses                                          25.96%(3)
   Net investment income (loss)                                       1.38%(3)
  Portfolio turnover                                                     7%(4)


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.


                        See Notes to Financial Statements

PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND

A DISCUSSION WITH THE FUND'S MANAGEMENT TEAM OF SANDI GLEASON, CFA AND ROBERT SCHWARZKOPF, CFA

Q: HOW DID THE PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND PERFORM FOR ITS FISCAL YEAR ENDED AUGUST 31, 2006?

A: From the Phoenix Small-Cap Sustainable Growth Fund's inception date of June 28, 2006, through August 31, 2006, the Fund's Class A shares returned -2.10%, Class C shares returned -2.20% and Class X shares returned -2.10%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 5.02%, and the Russell 2000(R) Growth Index, the Fund's style-specific index appropriate for comparison, returned 3.10%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Throughout the Phoenix Small-Cap Sustainable Growth Fund's brief fiscal year, the equity markets were extremely volatile. The day after the Fund's inception, the Federal Reserve (the "Fed") signaled an upcoming pause in short-term interest rate hikes after 17 consecutive rate increases, rallying stock prices sharply. In July, the stock market produced flat to negative returns, as investors sought high-quality companies as a refuge from inflation risk, soaring energy prices and slowing corporate earnings growth. After two years of interest rate increases, the Fed left rates unchanged in August, spurring positive returns in the equity markets and a recovery for low-quality stocks.

      For the Fund's fiscal year, the best-performing sectors were health care and utilities. In a slowing economy, health care -- a classic defensive sector -- performed strongly, while record-high temperatures across the country in July sent public utility demand to all-time record levels. By contrast, transportation and consumer discretionary were among the worst-performing sectors, as consumers contended with higher energy prices.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: As is typical during short periods of performance, the Phoenix Small-Cap Sustainable Growth Fund's underperformance was exacerbated by short-term events in the stock market. First, the Russell 2000 Growth Index gained over three percent on the day we made purchases for the Fund, which raised our cost basis. Secondly, low-quality stocks prevailed during the Fund's fiscal year, which detracted from the Fund's performance, due to our high-quality focus. Specifically, our overweight position in stocks ranked by the S&P 500 Index as "A-" and above reduced our relative performance, as the Russell 2000 Growth's overweight position in stocks ranked "B" to "D" by S&P outperformed. Similarly, our overweight positions in companies with little to no debt and high return on equity hurt the Fund's relative performance, as highly indebted and unprofitable companies outperformed.

                                                                  SEPTEMBER 2006

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Small-Cap Sustainable Growth Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                             PERIOD ENDING 8/31/06
--------------------------------------------------------------------------------

                                      INCEPTION        INCEPTION
                                      TO 8/31/06         DATE
                                      ----------       ---------

    Class X Shares at NAV               (2.10)          6/28/06

    Class A Shares at NAV 2             (2.10)          6/28/06
    Class A Shares at POP 3             (7.73)          6/28/06

    Class C Shares at NAV 2             (2.20)          6/28/06
    Class C Shares with CDSC 4          (3.18)          6/28/06

    S&P 500(R) Index                     5.02           6/28/06

    Russell 2000(R) Growth Index         3.10           6/28/06


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.

2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES CHARGE.

3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM FRONT-END 5.75% SALES CHARGE.

(4) CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CLASS C SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.


For information regarding the indexes, see the glossary on page 3.

PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND

ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Sustainable Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The first two lines of these examples are based on an investment of $1,000 invested on inception date and held to August 31, 2006. The third lines of these examples are based on an investment of $1,000 invested on February 28, 2006 and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period since inception of the fund. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(since inception date)

   The first hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from inception of the fund to August 31, 2006.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
(for entire six-month period)

   The second hypothetical example provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. This example is based on the period from February 28, 2006, to August 31, 2006. You may use the information in this hypothetical examples to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this hypothetical example of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs could have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


     Small-Cap               Beginning           Ending         Expenses Paid
 Sustainable Fund          Account Value      Account Value        During
      Class X              June 28, 2006     August 31, 2006       Period*
------------------------   -------------     ---------------    -------------
Actual                        $1,000.00         $  979.00           $2.00
Hypothetical (5% return
  before expenses, since
  inception)                   1,000.00          1,006.78            2.02


                             Beginning
                           Account Value
                         February 28, 2006
                         -----------------
Hypothetical (5% return
  before expenses,
  six-month period)           $1,000.00          1,019.43            5.87

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.15% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (64) EXPENSES WERE ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD FROM INCEPTION, MULTIPLIED BY THE NUMBER OF DAYS (184) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

Phoenix Small-Cap Sustainable Growth Fund

ABOUT YOUR FUND'S EXPENSES (con't.)


     Small-Cap               Beginning           Ending         Expenses Paid
 Sustainable Fund          Account Value      Account Value        During
      Class A              June 28, 2006     August 31, 2006       Period*
------------------------   -------------     ---------------    -------------
Actual                        $1,000.00         $  979.00          $ 2.42
Hypothetical (5% return
  before expenses, since
  inception)                   1,000.00          1,006.34            2.46

                            Beginning
                          Account Value
                        February 28, 2006
                        -----------------
Hypothetical (5% return
  before expenses,
  six-month period)           $1,000.00          1,018.17            7.13

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (64) EXPENSES WERE ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD FROM INCEPTION, MULTIPLIED BY THE NUMBER OF DAYS (184) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

     Small-Cap               Beginning           Ending         Expenses Paid
 Sustainable Fund          Account Value      Account Value        During
      Class C              June 28, 2006     August 31, 2006       Period*
------------------------   -------------     ---------------    -------------
Actual                        $1,000.00         $  978.00          $ 3.72
Hypothetical (5% return
  before expenses, since
  inception)                   1,000.00          1,005.01            3.79

                            Beginning
                          Account Value
                        February 28, 2006
                        -----------------
Hypothetical (5% return
  before expenses,
  six-month period)           $1,000.00          1,014.32           10.98

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15% WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE. FOR THE ACTUAL AND HYPOTHETICAL EXAMPLE FROM INCEPTION DATE, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (64) EXPENSES WERE ACCRUED SINCE INCEPTION, THEN DIVIDED BY 365 TO REFLECT THE PERIOD SINCE INCEPTION.

  FOR THE HYPOTHETICAL EXAMPLE FOR THE ENTIRE SIX MONTH PERIOD, THE EXPENSE RATIO IS MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD FROM INCEPTION, MULTIPLIED BY THE NUMBER OF DAYS (184) IN THE MOST RECENT FISCAL HALF YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE HALF YEAR PERIOD.

  YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Small-Cap Sustainable Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        8/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Information Technology     33%
Consumer Discretionary     20
Health Care                18
Industrials                13
Financials                 12
Energy                      4



                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006


                                                         SHARES     VALUE
                                                         ------   ----------

DOMESTIC COMMON STOCKS--93.8%


AEROSPACE & DEFENSE--1.2%
HEICO Corp. Class A ..................................      475   $   12,863

AIR FREIGHT & LOGISTICS--4.4%
Pacer International, Inc. ............................    1,770       48,728

APPLICATION SOFTWARE--8.1%
FactSet Research Systems, Inc. .......................    1,120       49,392
Kronos, Inc.(b) ......................................    1,300       39,676
                                                                  ----------
                                                                      89,068
                                                                  ----------

CASINOS & GAMING--3.9%
Shuffle Master, Inc.(b) ..............................    1,525       42,441

CONSUMER FINANCE--4.4%
World Acceptance Corp.(b) ............................    1,215       48,563

EDUCATION SERVICES--6.0%
Bright Horizons Family Solutions, Inc.(b) ............    1,035       41,296
Strayer Education, Inc. ..............................      230       24,242
                                                                  ----------
                                                                      65,538
                                                                  ----------

ELECTRICAL COMPONENTS & EQUIPMENT--3.6%
Franklin Electric Co., Inc. ..........................      820       39,532

ELECTRONIC EQUIPMENT MANUFACTURERS--6.7%
Daktronics, Inc. .....................................    1,380       28,801
Measurement Specialties, Inc.(b) .....................    2,200       44,308
                                                                  ----------
                                                                      73,109
                                                                  ----------


                                                         SHARES     VALUE
                                                         ------   ----------

HEALTH CARE EQUIPMENT--8.7%
ABAXIS, Inc.(b) ......................................    2,045   $   49,121
Kensey Nash Corp.(b) .................................    1,705       46,171
                                                                  ----------
                                                                      95,292
                                                                  ----------

HEALTH CARE FACILITIES--3.9%
Odyssey HealthCare, Inc.(b) ..........................    2,640       42,346

HOMEFURNISHING RETAIL--4.6%
Aaron Rents, Inc. ....................................    2,165       50,683

IT CONSULTING & OTHER SERVICES--4.3%
SI International, Inc.(b) ............................    1,645       47,524

LIFE SCIENCES TOOLS & SERVICES--2.9%
Techne Corp.(b) ......................................      615       31,303

OIL & GAS EQUIPMENT & SERVICES--4.2%
CARBO Ceramics, Inc. .................................    1,140       45,532

PHARMACEUTICALS--3.9%
KV Pharmaceutical Co. Class A(b) .....................    1,935       43,209

REGIONAL BANKS--4.1%
Wintrust Financial Corp. .............................      895       45,027

RESTAURANTS--4.3%
Cheesecake Factory, Inc. (The)(b) ....................    1,880       46,793

SEMICONDUCTOR EQUIPMENT--3.6%
Cabot Microelectronics Corp.(b) ......................    1,270       39,929

SEMICONDUCTORS--3.9%
Power Integrations, Inc.(b) ..........................    2,340       43,056


                       See Notes to Financial Statements
18

Phoenix Small-Cap Sustainable Growth Fund

                                                         SHARES     VALUE
                                                         ------   ----------

TECHNOLOGY DISTRIBUTORS--4.2%
ScanSource, Inc.(b) ..................................    1,470   $   45,629

TRADING COMPANIES & DISTRIBUTORS--2.9%
NuCo2, Inc.(b) .......................................    1,160       31,610

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $1,017,434)                                       1,027,775
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--93.8%
(IDENTIFIED COST $1,017,434)                                       1,027,775(a)

Other assets and liabilities, net--6.2%                               68,128
                                                                  ----------
NET ASSETS--100.0%                                                $1,095,903
                                                                  ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $41,537 and gross depreciation of $31,196 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $1,017,434.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix Small-Cap Sustainable Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2006


ASSETS
Investment securities at value
   (Identified cost $1,017,434)                                     $1,027,775
Cash                                                                    28,350
Receivables
   Receivable from adviser                                              14,911
   Dividends                                                               155
Prepaid expenses                                                        43,127
                                                                    ----------
     Total assets                                                    1,114,318
                                                                    ----------
LIABILITIES
Payables
   Professional fee                                                     16,501
   Custodian fee                                                         1,585
   Distribution and service fees                                           102
   Transfer agent fee                                                       80
   Administration fee                                                       33
   Trustees' fee                                                             5
   Other accrued expenses                                                  109
                                                                    ----------
     Total liabilities                                                  18,415
                                                                    ----------
NET ASSETS                                                          $1,095,903
                                                                    ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $1,088,082
Accumulated net realized loss                                           (2,520)
Net unrealized appreciation                                             10,341
                                                                    ----------
NET ASSETS                                                          $1,095,903
                                                                    ==========

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $898,062)                        91,746
Net asset value and offering price per share                            $ 9.79

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $100,094)                        10,227
Net asset value per share                                               $ 9.79
Offering price per share $9.79 /(1-5.75%)                               $10.39

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $97,747)                         10,000
Net asset value and offering price per share                            $ 9.77



                             STATEMENT OF OPERATIONS
                         FROM INCEPTION JUNE 28, 2006 TO
                                 AUGUST 31, 2006


INVESTMENT INCOME
Dividends                                                             $    421
Interest                                                                   218
                                                                      --------
     Total investment income                                               639
                                                                      --------
EXPENSES
Investment advisory fee                                                  1,066
Service fees, Class A                                                       43
Distribution and service fees, Class C                                     169
Administration fee                                                          86
Professional                                                            18,351
Transfer agent                                                           4,598
Registration                                                             2,766
Custodian                                                                1,937
Printing                                                                   106
Trustees                                                                     5
Miscellaneous                                                            1,079
                                                                      --------
     Total expenses                                                     30,206
Less expenses reimbursed by investment adviser                         (28,437)
Custodian fees paid indirectly                                            (196)
                                                                      --------
     Net expenses                                                        1,573
                                                                      --------
NET INVESTMENT INCOME (LOSS)                                              (934)
                                                                      --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                 (2,520)
Net change in unrealized appreciation (depreciation)
   on investments                                                       10,341
                                                                      --------
NET GAIN (LOSS) ON INVESTMENTS                                           7,821
                                                                      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                    $  6,887
                                                                      ========


                        See Notes to Financial Statements
20

Phoenix Small-Cap Sustainable Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                             From Inception
                                                                            June 28, 2006 to
                                                                             August 31, 2006
                                                                            ----------------
FROM OPERATIONS
   Net investment income (loss)                                                $     (934)
   Net realized gain (loss)                                                        (2,520)
   Net change in unrealized appreciation (depreciation)                            10,341
                                                                               ----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                      6,887
                                                                               ----------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (91,748 shares)                                  886,900
   Cost of shares repurchased (2 shares)                                              (19)
                                                                               ----------
Total                                                                             886,881
                                                                               ----------
CLASS A
   Proceeds from sales of shares (10,227 shares)                                  102,135
                                                                               ----------
Total                                                                             102,135
                                                                               ----------
CLASS C
   Proceeds from sales of shares (10,000 shares)                                  100,000
                                                                               ----------
Total                                                                             100,000
                                                                               ----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                    1,089,016
                                                                               ----------
   NET INCREASE (DECREASE) IN NET ASSETS                                        1,095,903

NET ASSETS
   Beginning of period                                                                 --
                                                                               ----------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0)         $1,095,903
                                                                               ==========

                        See Notes to Financial Statements

Phoenix Small-Cap Sustainable Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS X
                                                              ------------------
                                                                 FROM INCEPTION
                                                                 JUNE 28, 2006
                                                              TO AUGUST 31, 2006
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                   (0.01)
   Net realized and unrealized gain (loss)                           (0.20)
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                (0.21)
                                                                    ------
Change in net asset value                                            (0.21)
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $ 9.79
                                                                    ======
Total return                                                         (2.10)%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $898

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                             1.15 %(3)
   Gross operating expenses                                          23.99 %(3)
   Net investment income (loss)                                      (0.61)%(3)
Portfolio turnover                                                       4 %(4)


                                                                    CLASS A
                                                              ------------------
                                                                 FROM INCEPTION
                                                                 JUNE 28, 2006
                                                              TO AUGUST 31, 2006
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                   (0.01)
   Net realized and unrealized gain (loss)                           (0.20)
                                                                    ------
     TOTAL FROM INVESTMENT OPERATIONS                                (0.21)
                                                                    ------
Change in net asset value                                            (0.21)
                                                                    ------
NET ASSET VALUE, END OF PERIOD                                      $ 9.79
                                                                    ======
Total return(2)                                                      (2.10)%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                              $100

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                             1.40 %(3)
   Gross operating expenses                                          28.32 %(3)
   Net investment income (loss)                                      (0.87)%(3)
Portfolio turnover                                                       4 %(4)


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.


                        See Notes to Financial Statements
22

Phoenix Small-Cap Sustainable Growth Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS C
                                                              ------------------
                                                                 FROM INCEPTION
                                                                 JUNE 28, 2006
                                                              TO AUGUST 31, 2006
Net asset value, beginning of period                                $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                                   (0.03)
   Net realized and unrealized gain (loss)                           (0.20)
                                                                    -------
     TOTAL FROM INVESTMENT OPERATIONS                                (0.23)
                                                                    -------
Change in net asset value                                            (0.23)
                                                                    -------
NET ASSET VALUE, END OF PERIOD                                      $ 9.77
                                                                    ======
Total return(2)                                                      (2.20)%(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                               $98

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                             2.15 %(3)
   Gross operating expenses                                          29.09 %(3)
   Net investment income (loss)                                      (1.61)%(3)
Portfolio turnover                                                       4 %(4)


(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.


                        See Notes to Financial Statements

PHOENIX SMALL-CAP VALUE FUND


A DISCUSSION WITH THE FUND'S MANAGEMENT TEAM OF CARLTON NEEL AND DAVID DICKERSON

Q: HOW DID THE PHOENIX SMALL-CAP VALUE FUND PERFORM FOR ITS FISCAL YEAR ENDED AUGUST 31, 2006?

A: For the fiscal year ended August 31, 2006, the Fund's Class A shares returned 5.32%, Class B shares returned 4.57%, and Class C shares returned 4.57%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 8.88% and the Russell 2000(R) Value Index, the Fund's style-specific benchmark, returned 12.72%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Over the course of the last year (September 1, 2005, to August 31, 2006), the equity markets have been generally solid. Returns have ranged from the high single digits for the S&P 500 Index, to nearly 13% for the Russell 2000(R) Small Cap Value Index. Smaller-capitalization stocks outperformed large-cap stocks for most of the period, with the recent summer stretch being the exception, as larger stocks began to catch up.

      During the mid-October 2005 to mid-May 2006 timeframe, stocks of all sizes enjoyed a very good run. In what seemed like a never-ending stretch, value stocks once again outperformed growth stocks for the 12-month period. The underpinnings of the rally developed from the market perception that the Federal Reserve could be approaching the end of its several-year tightening cycle, which has taken the federal funds rate from 1.00% to 5.25%. However, higher energy costs and concerns about inflation began to creep back into investors' minds in mid-May, and the market, especially in the small-cap space, sold off for most of the summer. Toward the end of the Fund's fiscal year, the market regained its footing, seemingly poised for a rally into the new fiscal year.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund kept pace with the Russell 2000 Value Index for most of the fiscal year ended August 31, 2006. Between early September 2005 and mid-May 2006, the Fund enjoyed very favorable performance results, largely due to its increased exposure to energy stocks and strong stock selection. However, since value stocks have rallied sharply versus their growth counterparts over the course of the last several years, our models have begun to shift into buying stocks with better growth prospects. Since we only select stocks that are in the Russell 2000 Value Index (and a few other names that exhibit value characteristics), we are still solidly a value fund, but the models are finding more opportunity in issuers that have somewhat higher growth prospects. Consequently, this has hurt the Fund's recent performance, as over the summer we gave up nearly 700 basis points (7%) of performance relative to the Russell 2000 Value Index.

                                                                  SEPTEMBER 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Small-Cap Value Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                            PERIODS ENDING 8/31/06
--------------------------------------------------------------------------------


                                                                       INCEPTION    INCEPTION
                                               1 YEAR      5 YEARS    TO 8/31/06      DATE
                                               ------      -------    ----------    ---------
        Class A Shares at NAV 2                 5.32%       10.03%       11.66%      11/20/97
        Class A Shares at POP 3                (0.73)        8.74        10.91       11/20/97

        Class B Shares at NAV 2                 4.57         9.21        10.84       11/20/97
        Class B Shares with CDSC 4              0.83         9.21        10.84       11/20/97

        Class C Shares at NAV 2                 4.57         9.21        10.84       11/20/97
        Class C Shares with CDSC 4              4.57         9.21        10.84       11/20/97

        S&P 500(R) Index                        8.88         4.65         5.19       11/20/97

        Russell 2000(R) Value Index            12.72        14.03        10.85       11/20/97


ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 8/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/20/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

               Phoenix        Phoenix      Phoenix
              Small Cap      Small Cap    Small Cap      Russell
              Value Fund     Value Fund   Value Fund  2000(R) Value   S&P 500(R)
               Class A        Class B      Class C        Index         Index
              -----------    -----------  ----------    ----------    ----------

11/20/97       $ 9,425        $10,000       $10,000       $10,000      $10,000
 8/31/98         7,668          8,093         8,091         8,370       10,097
 8/31/99        10,805         11,320        11,316         9,549       14,124
 8/31/00        17,951         18,674        18,669        10,856       16,438
 8/31/01        15,395         15,894        15,889        12,815       12,429
 8/30/02        13,698         14,031        14,027        12,097       10,192
 8/29/03        16,268         16,540        16,535        14,962       11,424
 8/31/04        18,280         18,454        18,449        17,878       12,732
 8/31/05        23,578         23,614        23,607        21,921       14,329
 8/31/06        24,833         24,603        24,686        24,709       15,602


For information regarding the indexes, see the glossary on page 3.

Phoenix Small-Cap Value Fund


ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                               Beginning            Ending        Expenses Paid
Small-Cap Value Fund         Account Value      Account Value         During
      Class A              February 28, 2006   August 31, 2006       Period*
---------------------      -----------------   ----------------   -------------
Actual                         $1,000.00          $  978.30           $6.98
Hypothetical (5% return
  before expenses)              1,000.00           1,018.15            7.15

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 5.32%. AN INVESTMENT OF $1,000.00 AT AUGUST 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT AUGUST 31, 2006 OF $1,053.20.

                               Beginning            Ending        Expenses Paid
Small-Cap Value Fund         Account Value      Account Value         During
      Class B              February 28, 2006   August 31, 2006       Period*
---------------------      -----------------   ----------------   -------------
Actual                         $1,000.00          $  974.30          $10.69
Hypothetical (5% return
  before expenses)              1,000.00           1,014.33           10.97

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 4.57%. AN INVESTMENT OF $1,000.00 AT AUGUST 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT AUGUST 31, 2006 OF $1,045.70.

                               Beginning            Ending        Expenses Paid
Small-Cap Value Fund         Account Value      Account Value         During
      Class C              February 28, 2006   August 31, 2006       Period*
---------------------      -----------------   ----------------   -------------
Actual                         $1,000.00         $   974.30          $10.69
Hypothetical (5% return
  before expenses)              1,000.00           1,014.33           10.97

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 4.57%. AN INVESTMENT OF $1,000.00 AT AUGUST 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT AUGUST 31, 2006 OF $1,045.70.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Small-Cap Value Fund


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        8/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Financials                 27%
Information Technology     16
Industrials                16
Consumer Discretionary     11
Materials                   8
Energy                      8
Health Care                 3
Other                      11


                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006

                                                      SHARES         VALUE
                                                     --------    ------------

DOMESTIC COMMON STOCKS--97.4%

AEROSPACE & DEFENSE--1.9%
Armor Holdings, Inc.(b) ...........................    39,600    $  2,093,652
DRS Technologies, Inc. ............................    24,100         997,017
Triumph Group, Inc. ...............................    27,200       1,195,712
                                                                 ------------
                                                                    4,286,381
                                                                 ------------

AIRLINES--1.0%
ExpressJet Holdings, Inc.(b)(e) ...................   152,100       1,063,179
Republic Airways Holdings, Inc.(b) ................    42,000         669,480
SkyWest, Inc.(e) ..................................    20,700         500,319
                                                                 ------------
                                                                    2,232,978
                                                                 ------------

APPAREL RETAIL--2.3%
Charming Shoppes, Inc.(b) .........................    22,700         298,732
Men's Wearhouse, Inc. (The) .......................    71,000       2,516,950
Payless ShoeSource, Inc.(b) .......................    50,000       1,173,000
Shoe Carnival, Inc.(b) ............................    38,300         875,538
Stein Mart, Inc. ..................................    14,800         175,972
United Retail Group, Inc.(b) ......................     9,500         145,540
                                                                 ------------
                                                                    5,185,732
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.3%
Kellwood Co. ......................................    49,600       1,359,536
Perry Ellis International, Inc.(b) ................    22,700         611,992
Phillips-Van Heusen Corp. .........................    28,900       1,116,696
                                                                 ------------
                                                                    3,088,224
                                                                 ------------


                                                      SHARES         VALUE
                                                     --------    ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
MCG Capital Corp.(e) ..............................    21,400    $    343,256

AUTO PARTS & EQUIPMENT--0.9%
Aftermarket Technology Corp.(b) ...................    37,300         752,714
ArvinMeritor, Inc.(e) .............................    89,800       1,333,530
                                                                 ------------
                                                                    2,086,244
                                                                 ------------

AUTOMOTIVE RETAIL--0.8%
Asbury Automotive Group, Inc. .....................    23,600         483,564
CSK Auto Corp.(b) .................................    10,000         114,700
Group 1 Automotive, Inc. ..........................    26,600       1,204,980
                                                                 ------------
                                                                    1,803,244
                                                                 ------------

BUILDING PRODUCTS--1.4%
American Woodmark Corp.(e) ........................    37,300       1,176,069
PW Eagle, Inc.(e) .................................    34,100       1,189,067
Universal Forest Products, Inc.(e) ................    16,800         819,168
                                                                 ------------
                                                                    3,184,304
                                                                 ------------

COMMERCIAL PRINTING--1.0%
Consolidated Graphics, Inc.(b) ....................    18,600       1,156,548
Ennis, Inc. .......................................    50,200       1,036,630
                                                                 ------------
                                                                    2,193,178
                                                                 ------------

COMMODITY CHEMICALS--1.6%
Georgia Gulf Corp. ................................    56,300       1,494,202
Spartech Corp. ....................................    54,000       1,216,620
Westlake Chemical Corp. ...........................    34,300       1,027,628
                                                                 ------------
                                                                    3,738,450
                                                                 ------------

                       See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                      SHARES         VALUE
                                                     --------    ------------

COMMUNICATIONS EQUIPMENT--4.0%
Avocent Corp.(b) ..................................    24,500    $    740,635
CommScope, Inc.(b) ................................    63,100       1,843,151
Comtech Telecommunications Corp.(b)(e) ............    44,850       1,467,940
Harris Corp. ......................................    51,900       2,279,448
Polycom, Inc.(b) ..................................    58,100       1,382,199
UTStarcom, Inc.(b) ................................   172,600       1,417,046
Waestell Technologies, Inc. Class A(b) ............     8,300          22,742
                                                                 ------------
                                                                    9,153,161
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--1.2%
Komag, Inc.(b)(e) .................................    68,300       2,456,068
SimpleTech, Inc.(b) ...............................    25,400         178,562
                                                                 ------------
                                                                    2,634,630
                                                                 ------------

CONSTRUCTION & ENGINEERING--0.8%
EMCOR Group, Inc.(b) ..............................    31,000       1,718,640
Michael Baker Corp.(b) ............................     2,900          63,800
                                                                 ------------
                                                                    1,782,440
                                                                 ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.4%
Commercial Vehicle Group, Inc.(b)(e) ..............    41,700         818,154

CONSUMER FINANCE--1.8%
Cash America International, Inc. ..................    68,600       2,529,282
EZCORP, Inc. Class A(b) ...........................    40,100       1,574,727
                                                                 ------------
                                                                    4,104,009
                                                                 ------------

DEPARTMENT STORES--0.6%
Dillard's, Inc. Class A ...........................    40,800       1,272,144

DIVERSIFIED BANKS--0.2%
Intervest Bancshares Corp.(b) .....................    12,900         542,058

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.4%
CBIZ, Inc.(b) .....................................   129,700       1,011,660
Cornell Cos., Inc.(b) .............................    16,200         285,768
CRA International, Inc.(b)(e) .....................     8,200         368,918
Geo Group, Inc. (The)(b) ..........................    33,500       1,496,445
                                                                 ------------
                                                                    3,162,791
                                                                 ------------

DIVERSIFIED REIT'S--0.8%
Spirit Finance Corp. ..............................   115,200       1,307,520
Winthrop Realty Trust .............................    80,200         503,656
                                                                 ------------
                                                                    1,811,176
                                                                 ------------

DRUG RETAIL--0.7%
Longs Drug Stores Corp. ...........................    34,000       1,544,620


                                                      SHARES         VALUE
                                                     --------    ------------

ELECTRIC UTILITIES--0.8%
Cleco Corp. .......................................    60,000    $  1,497,600
Otter Tail Corp. ..................................    12,000         361,800
                                                                 ------------
                                                                    1,859,400
                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT--3.2%
Genlyte Group, Inc. (The)(b) ......................    32,800       2,149,384
LSI Industries, Inc. ..............................    18,000         329,940
Regal-Beloit Corp. ................................    36,400       1,571,024
Smith (A.O.) Corp. ................................    46,100       1,849,071
Superior Essex, Inc.(b) ...........................    37,300       1,331,983
                                                                 ------------
                                                                    7,231,402
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--1.2%
Aeroflex, Inc.(b)(e) ..............................    28,300         294,886
Newport Corp.(b) ..................................    22,800         401,964
Planar Systems, Inc.(b) ...........................    46,900         461,027
Technitrol, Inc. ..................................    55,400       1,568,374
                                                                 ------------
                                                                    2,726,251
                                                                 ------------

ELECTRONIC MANUFACTURING SERVICES--2.4%
Benchmark Electronics, Inc.(b) ....................    39,000         972,660
CTS Corp. .........................................    48,100         707,070
Merix Corp.(b)(e) .................................    81,400         987,382
Plexus Corp.(b)(e) ................................    47,900         949,378
TTM Technologies, Inc.(b) .........................    81,600       1,049,376
Zygo Corp.(b) .....................................    68,700         914,397
                                                                 ------------
                                                                    5,580,263
                                                                 ------------

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Central Parking Corp. .............................    38,200         635,648

FOOD DISTRIBUTORS--0.2%
Spartan Stores, Inc.(e) ...........................    25,700         463,371

FOOD RETAIL--0.4%
Casey's General Stores, Inc. ......................    43,700       1,033,068

FOOTWEAR--0.8%
Brown Shoe Co., Inc. ..............................    10,450         333,878
Skechers U.S.A., Inc. Class A(b)(e) ...............    70,600       1,598,384
                                                                 ------------
                                                                    1,932,262
                                                                 ------------

GAS UTILITIES--0.7%
Laclede Group, Inc. (The) .........................     2,600          84,734
Nicor, Inc.(e) ....................................    34,000       1,484,440
                                                                 ------------
                                                                    1,569,174
                                                                 ------------

                        See Notes to Financial Statements
28

Phoenix Small-Cap Value Fund

                                                      SHARES         VALUE
                                                     --------    ------------

HEALTH CARE EQUIPMENT--0.6%
Cantel Medical Corp.(b)(e) ........................    50,000    $    706,500
Greatbatch, Inc.(b)(e) ............................    30,400         743,584
                                                                 ------------
                                                                    1,450,084
                                                                 ------------

HEALTH CARE FACILITIES--0.1%
LifePoint Hospitals, Inc.(b) ......................     4,400         149,820

HEALTH CARE SERVICES--0.5%
Res-Care, Inc.(b) .................................    53,100       1,064,655

HOME FURNISHINGS--0.7%
Furniture Brands International, Inc.(e) ...........    64,400       1,233,260
Hooker Furniture Corp.(e) .........................    20,200         298,556
                                                                 ------------
                                                                    1,531,816
                                                                 ------------

HOMEBUILDING--0.1%
Orleans Homebuilders, Inc.(e) .....................    19,100         233,402

HOMEFURNISHING RETAIL--0.5%
Rent-A-Center, Inc.(b) ............................    41,300       1,119,230

HOTELS, RESORTS & CRUISE LINES--0.9%
Bluegreen Corp.(b)(e) .............................    28,200         322,890
Interstate Hotels & Resorts, Inc.(b) ..............   107,500       1,116,925
Sunterra Corp.(b) .................................    42,600         526,110
                                                                 ------------
                                                                    1,965,925
                                                                 ------------

HOUSEWARES & SPECIALTIES--0.2%
Lifetime Brands, Inc.(e) ..........................    20,800         415,168

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.0%
Kforce, Inc.(b) ...................................    69,600         856,776
Volt Information Sciences, Inc.(b) ................    32,900       1,402,856
                                                                 ------------
                                                                    2,259,632
                                                                 ------------

INDUSTRIAL MACHINERY--1.7%
Columbus McKinnon Corp.(b) ........................    13,600         251,464
EnPro Industries, Inc.(b) .........................    19,300         606,792
Gardner Denver, Inc.(b) ...........................    50,000       1,798,500
Tennant Co. .......................................    46,700       1,263,702
                                                                 ------------
                                                                    3,920,458
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
CT Communications, Inc. ...........................    43,500       1,002,240

INTERNET RETAIL--0.3%
FTD Group, Inc.(b) ................................    47,200         748,120

INTERNET SOFTWARE & SERVICES--2.0%
EarthLink, Inc.(b) ................................   156,200       1,148,070
RealNetworks, Inc.(b)(e) ..........................   147,600       1,628,028


                                                      SHARES         VALUE
                                                     --------    ------------

INTERNET SOFTWARE & SERVICES--CONTINUED
SonicWALL, Inc.(b) ................................   111,700    $  1,146,042
United Online, Inc. ...............................    48,800         559,736
                                                                 ------------
                                                                    4,481,876
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.5%
Knight Capital Group, Inc. Class A(b)  ............    70,900       1,237,914

IT CONSULTING & OTHER SERVICES--2.0%
Keane, Inc.(b) ....................................    87,400       1,352,952
MPS Group, Inc.(b) ................................   108,300       1,522,698
Perot Systems Corp. Class A(b) ....................    70,400       1,010,944
SYKES Enterprises, Inc.(b) ........................    29,000         583,190
                                                                 ------------
                                                                    4,469,784
                                                                 ------------

LEISURE PRODUCTS--0.3%
JAKKS Pacific, Inc.(b)(e) .........................    47,800         781,052

LIFE & HEALTH INSURANCE--0.5%
FBL Financial Group Inc., Class A .................    31,300       1,037,908

MANAGED HEALTH CARE--1.2%
HealthSpring, Inc.(b) .............................    77,300       1,539,043
Molina Healthcare, Inc.(b) ........................    34,200       1,266,768
                                                                 ------------
                                                                    2,805,811
                                                                 ------------

MARINE--0.1%
Genco Shipping & Trading Ltd. .....................     9,600         210,528

METAL & GLASS CONTAINERS--0.7%
Greif, Inc. Class A ...............................    17,300       1,225,705
Myers Industries, Inc. ............................    25,800         423,894
                                                                 ------------
                                                                    1,649,599
                                                                 ------------

MORTGAGE REIT'S--1.8%
American Home Mortgage Investment Corp. ...........    41,900       1,328,230
Anthracite Capital, Inc. ..........................    87,600       1,125,660
Arbor Realty Trust, Inc. ..........................     7,400         186,110
Capital Trust, Inc. Class A(e) ....................    28,300       1,110,775
NorthStar Realty Finance Corp. ....................    21,300         255,387
                                                                 ------------
                                                                    4,006,162
                                                                 ------------

MULTI-LINE INSURANCE--0.5%
Horace Mann Educators Corp. .......................    64,200       1,178,712

MULTI-SECTOR HOLDINGS--0.1%
Compass Diversified Trust .........................     9,400         138,274

MULTI-UTILITIES--0.6%
Avista Corp.(e) ...................................    59,000       1,430,160

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                      SHARES         VALUE
                                                     --------    ------------

OFFICE SERVICES & SUPPLIES--0.4%
United Stationers, Inc.(b) ........................    20,100    $    921,183

OIL & GAS DRILLING--0.6%
Parker Drilling Co.(b) ............................   200,100       1,420,710

OIL & GAS EQUIPMENT & SERVICES--2.6%
Hornbeck Offshore Services, Inc.(b) ...............    40,300       1,354,483
Maverick Tube Corp.(b)(e) .........................    19,700       1,266,119
Newpark Resources, Inc.(b)(e) .....................    35,000         193,900
Oil States International, Inc.(b)(e) ..............    45,000       1,438,200
SEACOR Holdings, Inc.(b)(e) .......................    19,900       1,731,897
                                                                 ------------
                                                                    5,984,599
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--1.6%
Chesapeake Energy Corp.(e) ........................    71,900       2,269,883
Swift Energy Co.(b) ...............................    29,800       1,304,048
                                                                 ------------
                                                                    3,573,931
                                                                 ------------

OIL & GAS REFINING & MARKETING--1.6%
Giant Industries, Inc.(b) .........................    13,700       1,119,290
Tesoro Corp. ......................................    39,000       2,519,790
                                                                 ------------
                                                                    3,639,080
                                                                 ------------

OIL & GAS STORAGE & TRANSPORTATION--1.6%
General Maritime Corp. ............................    34,000       1,277,040
OMI Corp.(e) ......................................    63,400       1,427,768
Overseas Shipholding Group, Inc. ..................    16,000       1,067,200
                                                                 ------------
                                                                    3,772,008
                                                                 ------------

PACKAGED FOODS & MEATS--0.0%
Premium Standard Farms, Inc. ......................     3,800          64,296

PAPER PACKAGING--0.6%
Rock-Tenn Co. Class A .............................    70,000       1,352,400

PHARMACEUTICALS--0.7%
Bradley Pharmaceuticals, Inc.(b) ..................    30,100         445,781
Sciele Pharma, Inc.(b) ............................    66,100       1,156,750
                                                                 ------------
                                                                    1,602,531
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--8.4%
21st Century Insurance Group(e) ...................    72,300       1,086,669
Affirmative Insurance Holdings, Inc. ..............    14,900         220,073
Argonaut Group, Inc.(b) ...........................    33,300       1,023,975
CNA Surety Corp.(b) ...............................    21,700         431,830
Commerce Group, Inc. (The) ........................    28,800         857,952
EMC Insurance Group, Inc.(e) ......................    33,500         981,885
FPIC Insurance Group, Inc.(b)(e) ..................    25,800       1,063,992
Harleysville Group, Inc. ..........................    30,900       1,112,091


                                                      SHARES         VALUE
                                                     --------    ------------

PROPERTY & CASUALTY INSURANCE--CONTINUED
LandAmerica Financial Group, Inc.(e) ..............    21,000    $  1,328,040
Meadowbrook Insurance Group, Inc.(b) ..............   151,400       1,565,476
Navigators Group, Inc. (The)(b) ...................    21,700         999,936
ProAssurance Corp.(b)(e) ..........................    31,600       1,589,480
Safety Insurance Group, Inc. ......................    23,600       1,213,512
SeaBright Insurance Holdings, Inc.(b)  ............    53,200         673,512
Selective Insurance Group, Inc.(e) ................    52,700       2,741,454
State Auto Financial Corp. ........................    14,900         466,966
Zenith National Insurance Corp. ...................    49,049       1,854,052
                                                                 ------------
                                                                   19,210,895
                                                                 ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.9%
Jones Lang LaSalle, Inc.(e) .......................    23,800       1,981,588

REGIONAL BANKS--3.0%
1st Source Corp. ..................................     5,940         177,903
Ameris Bancorp ....................................     2,300          60,444
Bank of Granite Corp. .............................     9,800         213,248
City Holding Co. ..................................     3,400         133,892
Community Trust Bancorp, Inc. .....................    17,200         660,824
Financial Institutions, Inc. ......................     3,300          82,434
First BanCorp(e) ..................................    80,700         741,633
Greater Bay Bancorp ...............................    44,200       1,258,374
Integra Bank Corp. ................................     4,000         103,280
R-G Financial Corp. Class B .......................    80,700         581,040
Southwest Bancorp, Inc.(e) ........................    36,600         971,730
Sterling Financial Corp. ..........................    15,100         338,089
TCF Financial Corp.(e) ............................    56,500       1,472,955
                                                                 ------------
                                                                    6,795,846
                                                                 ------------

RESTAURANTS--0.9%
Jack in the Box, Inc.(b) ..........................    36,700       1,760,866
Steak n Shake Co. (The)(b) ........................    13,000         208,910
                                                                 ------------
                                                                    1,969,776
                                                                 ------------

RETAIL REIT'S--0.2%
Kite Realty Group Trust ...........................    35,000         570,150

SEMICONDUCTOR EQUIPMENT--1.1%
Advanced Energy Industries, Inc.(b) ...............    82,800       1,189,836
MKS Instruments, Inc.(b) ..........................    58,500       1,222,065
                                                                 ------------
                                                                    2,411,901
                                                                 ------------

SEMICONDUCTORS--1.7%
IXYS Corp.(b)(e) ..................................    49,800         437,244
OmniVision Technologies, Inc.(b) ..................    86,200       1,430,920
Pericom Semiconductor Corp.(b) ....................     8,900          82,770
Semtech Corp.(b) ..................................    18,800         245,716

                        See Notes to Financial Statements
30

Phoenix Small-Cap Value Fund

                                                      SHARES         VALUE
                                                     --------    ------------

SEMICONDUCTORS--CONTINUED
Standard Microsystems Corp.(b) ....................    42,100    $  1,181,747
Zoran Corp.(b) ....................................    34,600         616,572
                                                                 ------------
                                                                    3,994,969
                                                                 ------------

SPECIALIZED CONSUMER SERVICES--0.4%
Escala Group, Inc.(b)(e) ..........................   137,200         916,496

SPECIALIZED REIT'S--3.4%
Ashford Hospitality Trust, Inc. ...................   105,400       1,261,638
Entertainment Properties Trust ....................    25,700       1,281,402
FelCor Lodging Trust, Inc. ........................    70,000       1,501,500
Highland Hospitality Corp. ........................   103,100       1,419,687
Sunstone Hotel Investors, Inc. ....................    46,900       1,402,310
Winston Hotels, Inc. ..............................    74,100         882,531
                                                                 ------------
                                                                    7,749,068
                                                                 ------------

SPECIALTY CHEMICALS--2.4%
Albemarle Corp.(e) ................................    35,400       1,943,460
Fuller (H.B.) Co. .................................    96,200       1,849,926
OM Group, Inc.(b) .................................    32,500       1,300,000
PolyOne Corp.(b) ..................................    39,200         339,864
                                                                 ------------
                                                                    5,433,250
                                                                 ------------

SPECIALTY STORES--0.3%
Books-A-Million, Inc.(e) ..........................    38,700         617,265

STEEL--3.3%
Commercial Metals Co. .............................    75,000       1,619,250
Gibraltar Industries, Inc. ........................    29,600         716,320
Olympic Steel, Inc. ...............................    44,600       1,233,190
Reliance Steel & Aluminum Co. .....................    56,000       1,835,120
Ryerson, Inc.(e) ..................................    35,000         741,300
Steel Dynamics, Inc.(e) ...........................    22,200       1,171,938
Worthington Industries, Inc. ......................    17,000         324,870
                                                                 ------------
                                                                    7,641,988
                                                                 ------------

SYSTEMS SOFTWARE--0.7%
Sybase, Inc.(b)(e) ................................    70,000       1,614,900

TECHNOLOGY DISTRIBUTORS--1.2%
Anixter International, Inc.(e) ....................    24,800       1,351,352
Global Imaging Systems, Inc.(b)(e) ................     5,000         109,650
Nu Horizons Electronics Corp.(b) ..................    13,800         193,200
SYNNEX Corp.(b) ...................................    50,000       1,111,500
                                                                 ------------
                                                                    2,765,702
                                                                 ------------

THRIFTS & MORTGAGE FINANCE--5.2%
BankUnited Financial Corp. Class A ................    44,500       1,146,765
Corus Bankshares, Inc.(e) .........................    70,300       1,533,243


                                                      SHARES         VALUE
                                                     --------    ------------

THRIFTS & MORTGAGE FINANCE--CONTINUED
Delta Financial Corp. .............................    42,400    $    381,176
Downey Financial Corp.(e) .........................    22,700       1,393,553
Federal Agricultural Mortgage Corp. Class C .......    14,900         417,945
First Financial Holdings, Inc. ....................    17,600         607,904
First Place Financial Corp. .......................     4,300         101,179
FirstFed Financial Corp.(b)(e) ....................    29,700       1,510,542
ITLA Capital Corp.(e) .............................     8,400         440,580
Ocwen Financial Corp.(b)(e) .......................   109,000       1,607,750
TierOne Corp. .....................................    37,500       1,279,125
Triad Guaranty, Inc.(b) ...........................    23,700       1,191,399
United Community Financial Corp. ..................    13,600         172,856
                                                                 ------------
                                                                   11,784,017
                                                                 ------------

TRADING COMPANIES & DISTRIBUTORS--1.1%
BlueLinx Holdings, Inc.(e) ........................     8,800          93,016
Rush Enterprises, Inc. Class A(b)(e) ..............    55,200         966,000
United Rentals, Inc.(b) ...........................    63,600       1,377,576
                                                                 ------------
                                                                    2,436,592
                                                                 ------------

TRUCKING--2.0%
Arkansas Best Corp. ...............................    32,600       1,439,290
Saia, Inc.(b) .....................................    35,500       1,091,625
Swift Transportation Co., Inc.(b) .................    44,900       1,041,231
U.S. Xpress Enterprises, Inc. Class A(b) ..........    46,500         968,595
                                                                 ------------
                                                                    4,540,741
                                                                 ------------

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $187,303,211)                                    222,052,225
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.4%

PROPERTY & CASUALTY INSURANCE--0.2%
United America Indemnity Ltd. Class A
(United States)(b) ................................    23,000         494,040

REINSURANCE--1.2%
Arch Capital Group Ltd. (United States)(b) ........    46,100       2,747,560

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,343,408)                                        3,241,600
--------------------------------------------------------------------------------

WARRANTS--0.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc. Strike
Price $2.15, Exp. 1/31/08(b)(d) ...................    2,429                0

--------------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                        0
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $189,646,619)                                    225,293,825
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                    SHARES          VALUE
                                                  -----------    ------------

SHORT-TERM INVESTMENTS--8.3%


MONEY MARKET MUTUAL FUNDS--6.9%
State Street Navigator Prime Plus
(5.28% seven day effective yield)(f) ............  15,592,656    $ 15,592,656


                                                   PAR VALUE
                                                     (000)
                                                  -----------

COMMERCIAL PAPER(g)--1.4%
CAFCO LLC 5.26%, 9/1/06 .........................      $3,200       3,200,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $18,792,656)                                      18,792,656
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--107.1%
(IDENTIFIED COST $208,439,275)                                    244,086,481(a)

Other assets and liabilities, net--(7.1)%                         (16,205,413)
                                                                 ------------
NET ASSETS--100.0%                                               $227,881,068
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,492,096 and gross depreciation of $5,232,133 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $208,826,518.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At August 31, 2006, these securities amounted to a value of $0 or 0% of net assets.
(e) All or a portion of security is on loan.
(f) Represents security purchased with cash collateral received for securities on loan.
(g) The rate shown is the discount rate.

                        See Notes to Financial Statements
32

Phoenix Small-Cap Value Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2006

ASSETS
Investment securities at value,
  including $15,198,510 of securities on loan
  (Identified cost $208,439,275)                                  $244,086,481
Cash                                                                    89,332
Receivables
  Dividends                                                            119,067
  Fund shares sold                                                      39,829
Prepaid expenses                                                        27,708
                                                                  ------------
     Total assets                                                  244,362,417
                                                                  ------------
LIABILITIES
Payables
  Fund shares repurchased                                              381,766
  Investment securities purchased                                       85,026
  Upon return of securities loaned                                  15,592,656
  Investment advisory fee                                              150,104
  Distribution and service fees                                        107,208
  Transfer agent fee                                                    77,677
  Administration fee                                                    16,731
  Trustees' fee                                                            534
  Other accrued expenses                                                69,647
                                                                  ------------
     Total liabilities                                              16,481,349
                                                                  ------------
NET ASSETS                                                        $227,881,068
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $159,448,973
Accumulated net realized gain                                       32,784,889
Net unrealized appreciation                                         35,647,206
                                                                  ------------
NET ASSETS                                                        $227,881,068
                                                                  ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $135,435,581)                 7,339,977
Net asset value per share                                               $18.45
Offering price per share $18.45 /(1-5.75%)                              $19.58

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $30,567,448)                  1,790,213
Net asset value and offering price per share                            $17.07

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $61,878,039)                  3,624,116
Net asset value and offering price per share                            $17.07


                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2006


INVESTMENT INCOME
Dividends                                                         $  2,527,949
Interest                                                               145,873
Security lending                                                       119,069
Foreign taxes withheld                                                  (4,981)
                                                                  ------------
     Total investment income                                         2,787,910
                                                                  ------------
EXPENSES
Investment advisory fee                                              2,245,943
Service fees, Class A                                                  362,745
Distribution and service fees, Class B                                 373,281
Distribution and service fees, Class C                                 671,232
Financial agent fee                                                    144,616
Administration fee                                                      33,462
Transfer agent                                                         431,048
Printing                                                                75,825
Registration                                                            42,292
Custodian                                                               41,763
Professional                                                            41,450
Trustees                                                                28,255
Miscellaneous                                                           31,861
                                                                  ------------
     Total expenses                                                  4,523,773
Less expenses reimbursed by investment adviser                        (241,554)
Custodian fees paid indirectly                                          (5,146)
                                                                  ------------
     Net expenses                                                    4,277,073
                                                                  ------------
NET INVESTMENT INCOME (LOSS)                                        (1,489,163)
                                                                  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             41,254,936
Net change in unrealized appreciation (depreciation)
   on investments                                                  (27,051,697)
                                                                  ------------
NET GAIN (LOSS) ON INVESTMENTS                                      14,203,239
                                                                  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $ 12,714,076
                                                                  ============

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  Year Ended         Year Ended
                                                                                                August 31, 2006   August 31, 2005
                                                                                                ---------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                                                                   $ (1,489,163)     $ (1,308,333)
   Net realized gain (loss)                                                                         41,254,936        23,665,069
   Net change in unrealized appreciation (depreciation)                                            (27,051,697)       40,989,811
                                                                                                  ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                      12,714,076        63,346,547
                                                                                                  ------------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                             (359,993)               --
   Net realized short-term gains, Class B                                                             (104,808)               --
   Net realized short-term gains, Class C                                                             (179,271)               --
   Net realized long-term gains, Class A                                                           (13,870,660)               --
   Net realized long-term gains, Class B                                                            (4,044,831)               --
   Net realized long-term gains, Class C                                                            (6,913,765)               --
                                                                                                  ------------      ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                          (25,473,328)               --
                                                                                                  ------------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (729,714 and 1,517,141 shares, respectively)                       13,949,274        26,966,994
   Net asset value of shares issued from reinvestment of distributions (729,358 and 0 shares,
     respectively)                                                                                  12,953,387                --
   Cost of shares repurchased (1,685,103 and 2,183,066 shares, respectively)                       (31,925,844)      (38,281,398)
                                                                                                  ------------      ------------
Total                                                                                               (5,023,183)      (11,314,404)
                                                                                                  ------------      ------------
CLASS B
   Proceeds from sales of shares (102,263 and 113,665 shares, respectively)                          1,787,328         1,904,955
   Net asset value of shares issued from reinvestment of distributions (201,216 and 0 shares,
     respectively)                                                                                   3,323,848                --
   Cost of shares repurchased (817,203 and 878,516 shares, respectively)                           (14,486,211)      (14,704,416)
                                                                                                  ------------      ------------
Total                                                                                               (9,375,035)      (12,799,461)
                                                                                                  ------------      ------------
CLASS C
   Proceeds from sales of shares (125,986 and 88,988 shares, respectively)                           2,183,523         1,485,601
   Net asset value of shares issued from reinvestment of distributions (357,395 and 0 shares,
     respectively)                                                                                   5,904,168                --
   Cost of shares repurchased (689,686 and 1,254,224 shares, respectively)                         (12,219,361)      (20,810,655)
                                                                                                  ------------      ------------
Total                                                                                               (4,131,670)      (19,325,054)
                                                                                                  ------------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                       (18,529,888)      (43,438,919)
                                                                                                  ------------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           (31,289,140)       19,907,628

NET ASSETS
   Beginning of period                                                                             259,170,208       239,262,580
                                                                                                  ------------      ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $0 AND $0, RESPECTIVELY)       $227,881,068      $259,170,208
                                                                                                  ============      ============

                        See Notes to Financial Statements
34

Phoenix Small-Cap Value Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS A
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2006         2005         2004         2003          2002
Net asset value, beginning of period                         $19.45       $15.08       $13.42       $11.30       $12.72
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                            (0.05)       (0.03)       (0.06)         --(3)      (0.01)
   Net realized and unrealized gain (loss)                     1.01         4.40         1.72         2.12        (1.39)
                                                             ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                          0.96         4.37         1.66         2.12        (1.40)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                      (1.96)          --           --           --        (0.02)
                                                             ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                      (1.96)          --           --           --        (0.02)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                     (1.00)        4.37         1.66         2.12        (1.42)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $18.45       $19.45       $15.08       $13.42       $11.30
                                                             ======       ======       ======       ======       ======
Total return(2)                                                5.32 %      28.98 %      12.37 %      18.76%      (11.02)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                   $135,436     $147,132     $124,165      $76,783      $83,005

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      1.40 %       1.40 %       1.40 %       1.40%        1.40 %
   Gross operating expenses                                    1.50 %       1.56 %       1.57 %       1.71%        1.64 %
   Net investment income (loss)                               (0.28)%      (0.17)%      (0.38)%       0.04%       (0.11)%
Portfolio turnover                                              121 %        102 %        150 %        241%         123 %


                                                                                      CLASS B
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2006         2005         2004         2003          2002
Net asset value, beginning of period                         $18.26       $14.27       $12.79       $10.85       $12.31
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                            (0.18)       (0.15)       (0.16)       (0.08)       (0.10)
   Net realized and unrealized gain (loss)                     0.95         4.14         1.64         2.02        (1.34)
                                                             ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                          0.77         3.99         1.48         1.94        (1.44)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                      (1.96)          --           --           --        (0.02)
                                                             ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                      (1.96)          --           --           --        (0.02)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                     (1.19)        3.99         1.48         1.94        (1.46)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $17.07       $18.26       $14.27       $12.79       $10.85
                                                             ======       ======       ======       ======       ======
Total return(2)                                                4.57 %      27.96 %      11.57 %      17.88 %     (11.72)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                    $30,567      $42,081      $43,801      $40,696      $40,382

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.15 %       2.15 %       2.15 %       2.15 %       2.15 %
   Gross operating expenses                                    2.25 %       2.31 %       2.33 %       2.46 %       2.39 %
   Net investment income (loss)                               (1.04)%      (0.91)%      (1.15)%      (0.71)%      (0.86)%
Portfolio turnover                                              121 %        102 %        150 %        241 %        123 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Amount is less than $0.01.

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS C
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2006         2005         2004         2003          2002
Net asset value, beginning of period                         $18.26       $14.27       $12.79       $10.85       $12.31
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                            (0.18)       (0.15)       (0.16)       (0.08)       (0.10)
   Net realized and unrealized gain (loss)                     0.95         4.14         1.64         2.02        (1.34)
                                                             ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                          0.77         3.99         1.48         1.94        (1.44)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains                      (1.96)          --           --           --        (0.02)
                                                             ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                      (1.96)          --           --           --        (0.02)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                     (1.19)        3.99         1.48         1.94        (1.46)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $17.07       $18.26       $14.27       $12.79       $10.85
                                                             ======       ======       ======       ======       ======

Total return(2)                                                4.57 %      27.96 %      11.57 %      17.88 %     (11.72)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                    $61,878      $69,957      $71,296      $51,559      $49,201

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.15 %       2.15 %       2.15 %       2.15 %       2.15 %
   Gross operating expenses                                    2.25 %       2.31 %       2.32 %       2.46 %       2.39 %
   Net investment income (loss)                               (1.03)%      (0.91)%      (1.14)%      (0.72)%      (0.86)%
Portfolio turnover                                              121 %        102 %        150 %        241 %        123 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.


                        See Notes to Financial Statements
36

PHOENIX VALUE EQUITY FUND


A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: HOW DID THE PHOENIX VALUE EQUITY FUND PERFORM FOR ITS FISCAL ENDED AUGUST 31, 2006?

A: For the fiscal year ended August 31, 2006, the Fund's Class A shares returned 13.79%, Class B shares returned 12.91%, and Class C shares returned 12.90%. For the same period, the S&P 500(R) Index, a broad-based equity index, returned 8.88% and the Russell 1000(R) Value Index, the Fund's style-specific benchmark, returned 13.96%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE EQUITY MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: Value stocks in the U.S. equity market, as measured by the Russell 1000 Value Index, delivered solid absolute returns over the period, rising approximately 14.0%. This compares with a return of only 8.9% for the broad, large cap U.S. market as measured by the S&P 500. Value stocks and smaller stocks generally performed better than the broad market as the United States continued to experience positive economic growth. This continues a value rally that has dominated many equity markets since the collapse of the growth stock tech bubble at the beginning of this decade. In the year ending August 31, 2006, telecommunications and technology, along with materials and consumer staples, were among the stronger sectors of the U.S. market. Banking stocks also performed well over the period as consumer lending activity remained robust.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Acadian began managing the Fund on September 30, 2005, and from that time to the end of the reporting period, it trailed the benchmark index by a small margin. Overall, stock selection was slightly positive, however, sector allocations were negative on average, particularly an overweighting in consumer durables.

      The Fund lost value from its positioning in finance, energy, technology and healthcare stocks. This was mainly because the portfolio had underweighted positions in some strong companies that helped drive the benchmark index return, such as Merck, Proctor and Gamble, Exxon, J.P. Morgan and Citigroup.

      The Fund saw significant value added from its positions in materials stocks, which were overweighted. Steel and mining company holdings such as Phelps Dodge and Nucor were helped by strong commodities prices, while construction materials companies like USG gained support from a still-solid U.S. housing market. The Fund's holdings in telecommunications, service and banking also outperformed the benchmark index in these sectors.

                                                                  SEPTEMBER 2006


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS WILL BE REALIZED.

FOR DEFINITIONS OF THE INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Value Equity Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                            PERIODS ENDING 8/31/06
--------------------------------------------------------------------------------


                                                                    INCEPTION     INCEPTION
                                             1 YEAR     5 YEARS     TO 8/31/06       DATE
                                             ------     -------    -----------    ---------
        Class A Shares at NAV 2               13.79%      4.56%        6.64%        11/5/97
        Class A Shares at POP 3                7.24       3.33         5.93         11/5/97

        Class B Shares at NAV 2               12.91       3.78         5.84         11/5/97
        Class B Shares with CDSC 4             8.91       3.78         5.84         11/5/97

        Class C Shares at NAV 2               12.90       3.78         5.85         11/5/97
        Class C Shares with CDSC 4            12.90       3.78         5.85         11/5/97

        S&P 500(R) Index                       8.88       4.65         5.39         11/5/97

        Russell 1000(R) Value Index           13.96       8.70         8.16         11/5/97

ALL RETURNS REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE
  REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.
2 "NAV" (NET ASSET VALUE) TOTAL RETURNS DO NOT INCLUDE THE EFFECT OF ANY SALES
  CHARGE.
3 "POP" (PUBLIC OFFERING PRICE) TOTAL RETURNS INCLUDE THE EFFECT OF THE MAXIMUM
  FRONT-END 5.75% SALES CHARGE.
4 CDSC (CONTINGENT DEFERRED SALES CHARGE) IS APPLIED TO REDEMPTIONS OF CERTAIN
  CLASSES OF SHARES THAT DO NOT HAVE A SALES CHARGE APPLIED AT THE TIME OF PURCHASE. CDSC CHARGES FOR B SHARES DECLINE FROM 5% TO 0% OVER A FIVE YEAR PERIOD. CDSC CHARGES FOR CLASS C SHARES ARE 1% IN THE FIRST YEAR AND 0% THEREAFTER.

--------------------------------------------------------------------------------
GROWTH OF $10,000                                            PERIODS ENDING 8/31
--------------------------------------------------------------------------------

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 11/5/97 (inception of the Fund) in Class A, Class B and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. The total return for Class B shares reflects the CDSC charges which decline from 5% to 0% over a five year period. The total return for Class C shares reflects the CDSC charges which are 1% in the first year and 0% thereafter. Performance assumes dividends and capital gain distributions are reinvested.


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

           Phoenix        Phoenix        Phoenix
         Value Equity   Value Equity   Value Equity
             Fund           Fund           Fund      Russell 1000(R)  S&P 500(R)
           Class A        Class B        Class C       Value Index      Index
         ------------   ------------   ------------    ------------   --------
11/5/97    $ 9,425        $10,000         $10,000         $10,000     $10,000
8/31/98      8,456          8,908           8,914           9,831      10,286
8/31/99     11,491         12,031          12,027          12,788      14,388
8/31/00     14,261         14,808          14,813          13,320      16,746
8/31/01     13,305         13,709          13,715          13,171      12,662
8/30/02     11,312         11,575          11,581          11,441      10,383
8/29/03     12,140         12,320          12,330          12,771      11,638
8/31/04     12,955         13,053          13,063          15,008      12,971
8/31/05     14,610         14,615          14,624          17,538      14,598
8/31/06     16,624         16,501          16,511          19,986      15,895

For information regarding the indexes, see the glossary on page 3.

Phoenix Value Equity Fund

ABOUT YOUR FUND'S EXPENSES

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Value Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                           Beginning              Ending         Expenses Paid
 Value Equity Fund       Account Value        Account Value          During
      Class A         February 28, 2006      August 31, 2006         Period*
------------------    -----------------      ---------------     -------------
Actual                    $1,000.00              $1,054.30            $6.99
Hypothetical (5% return
  before expenses)         1,000.00               1,018.41             6.89

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.35%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS A RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 13.79%. AN INVESTMENT OF $1,000.00 AT AUGUST 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT AUGUST 31, 2006 OF $1,137,93.

                           Beginning              Ending         Expenses Paid
 Value Equity Fund       Account Value        Account Value          During
      Class B         February 28, 2006      August 31, 2006         Period*
------------------    -----------------      ---------------     -------------
Actual                     $1,000.00             $1,050.10           $10.85
Hypothetical (5% return
  before expenses)          1,000.00              1,014.58            10.72

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.10%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS B RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 12.91%. AN INVESTMENT OF $1,000.00 AT AUGUST 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT AUGUST 31, 2006 OF $1,129.10.

                           Beginning              Ending         Expenses Paid
 Value Equity Fund       Account Value        Account Value          During
      Class C         February 28, 2006      August 31, 2006         Period*
------------------    -----------------      ---------------     -------------
Actual                     $1,000.00             $1,050.10           $10.85
Hypothetical (5% return
  before expenses)          1,000.00              1,014.58            10.72

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.10%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS
 (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 ACTUAL RETURN AS CALCULATED IN THE ABOVE TABLE IS BASED ON THE FUND'S CLASS C RETURN FOR THE PAST SIX MONTHS. WHILE REQUIRED TO BE PRESENTED IN THIS FORMAT, IT IS NOT THE CLASS' ACTUAL CLASS RETURN FOR THE YEAR ENDED AUGUST 31, 2006. THE CLASS' ACTUAL RETURN AT NAV FOR THE FISCAL YEAR ENDED WAS 12.90%. AN INVESTMENT OF $1,000.00 AT AUGUST 31, 2005 WOULD HAVE YIELDED AN ACCOUNT VALUE AT AUGUST 31, 2006 OF $1,129.00.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Value Equity Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                        8/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

[CHART OMITTED - EDGAR REPRESENTATION OF DATA FOLLOWS]

Financials                        33%
Energy                            17
Telecommunication Services        10
Industrials                        9
Health Care                        8
Materials                          8
Information Technology             4
Other                             11


                             SCHEDULE OF INVESTMENTS
                                 AUGUST 31, 2006

                                                      SHARES         VALUE
                                                     --------     -----------

DOMESTIC COMMON STOCKS--98.4%


AEROSPACE & DEFENSE--0.6%
Northrop Grumman Corp. ............................     3,900     $   260,559

AIRLINES--0.5%
Alaska Air Group, Inc.(b) .........................     3,900         147,693
Continental Airlines, Inc. Class B(b)  ............     4,400         110,396
                                                                  -----------
                                                                      258,089
                                                                  -----------

BIOTECHNOLOGY--3.0%
Amgen, Inc.(b) ....................................    20,400       1,385,772
Biogen Idec, Inc.(b) ..............................       200           8,828
                                                                  -----------
                                                                    1,394,600
                                                                  -----------

BROADCASTING & CABLE TV--2.0%
DIRECTV Group, Inc. (The)(b) ......................    50,800         954,532

BUILDING PRODUCTS--0.0%
American Woodmark Corp. ...........................       400          12,612

COMPUTER STORAGE & PERIPHERALS--2.0%
Lexmark International, Inc. Class A(b) ............    16,400         919,548

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--6.1%
Caterpillar, Inc. .................................    14,600         968,710
Cummins, Inc. .....................................     7,400         849,668
FreightCar America, Inc. ..........................     1,700          98,940
PACCAR, Inc. ......................................    16,800         918,456
                                                                  -----------
                                                                    2,835,774
                                                                  -----------


                                                      SHARES         VALUE
                                                     --------     -----------

DEPARTMENT STORES--0.1%
Dillard's, Inc. Class A ...........................     1,900     $    59,242

DIVERSIFIED CHEMICALS--1.0%
Ashland, Inc. .....................................     7,300         460,922

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
PHH Corp.(b) ......................................     4,100         102,951

DIVERSIFIED METALS & MINING--4.1%
Freeport-McMoRan Copper & Gold, Inc.
Class B (Indonesia) ...............................     2,800         162,988
Phelps Dodge Corp. ................................    19,400       1,736,300
                                                                  -----------
                                                                    1,899,288
                                                                  -----------

ELECTRIC UTILITIES--3.3%
FirstEnergy Corp. .................................    27,100       1,546,326

FOOTWEAR--0.9%
Nike, Inc. Class B ................................     5,200         419,952

HEALTH CARE DISTRIBUTORS--3.0%
AmerisourceBergen Corp. ...........................    31,300       1,382,208

INDUSTRIAL MACHINERY--0.1%
Timken Co. (The) ..................................     1,100          35,244

INTEGRATED OIL & GAS--16.0%
Chevron Corp. .....................................    11,200         721,280
ConocoPhillips ....................................    34,400       2,181,992
Exxon Mobil Corp. .................................    28,200       1,908,294
Hess Corp. ........................................    24,400       1,117,032
Marathon Oil Corp. ................................    18,700       1,561,450
                                                                  -----------
                                                                    7,490,048
                                                                  -----------

                        See Notes to Financial Statements
40

Phoenix Value Equity Fund

                                                      SHARES         VALUE
                                                     --------     -----------

INTEGRATED TELECOMMUNICATION SERVICES--10.1%
AT&T, Inc. ........................................    81,700     $ 2,543,321
Embarq Corp.(b) ...................................    22,000       1,037,300
Qwest Communications International, Inc.(b) .......   130,300       1,147,943
                                                                  -----------
                                                                    4,728,564
                                                                  -----------

INVESTMENT BANKING & BROKERAGE--4.6%
Bear Stearns Cos., Inc. (The) .....................     1,800         234,630
Morgan Stanley ....................................    29,000       1,907,910
                                                                  -----------
                                                                    2,142,540
                                                                  -----------

LEISURE PRODUCTS--0.1%
JAKKS Pacific, Inc.(b) ............................     2,600          42,484

LIFE & HEALTH INSURANCE--4.0%
MetLife, Inc. .....................................    31,900       1,755,457
Nationwide Financial Services, Inc. Class A .......     2,000          96,820
                                                                  -----------
                                                                    1,852,277
                                                                  -----------

MANAGED HEALTH CARE--0.2%
CIGNA Corp. .......................................       700          79,149

MULTI-LINE INSURANCE--6.3%
American International Group, Inc. ................     1,100          70,202
Assurant, Inc. ....................................     8,000         411,600
Genworth Financial, Inc. Class A ..................    43,900       1,511,477
Hartford Financial Services Group, Inc. (The) .....    11,100         953,046
                                                                  -----------
                                                                    2,946,325
                                                                  -----------

MULTI-UTILITIES--0.1%
OGE Energy Corp. ..................................       700          26,068

OIL & GAS REFINING & MARKETING--1.1%
Valero Energy Corp. ...............................     8,600         493,640

OTHER DIVERSIFIED FINANCIAL SERVICES--2.5%
Bank of America Corp. .............................     2,000         102,940
JPMorgan Chase & Co. ..............................    23,800       1,086,708
                                                                  -----------
                                                                    1,189,648
                                                                  -----------

PHARMACEUTICALS--1.9%
Abbott Laboratories ...............................    10,000         487,000
Alpharma, Inc. Class A ............................     6,200         129,828
King Pharmaceuticals, Inc.(b) .....................    16,600         269,252
                                                                  -----------
                                                                      886,080
                                                                  -----------

PROPERTY & CASUALTY INSURANCE--7.4%
Allstate Corp. (The) ..............................    10,100         585,194
Berkley (W.R.) Corp. ..............................     9,000         315,000


                                                      SHARES         VALUE
                                                     --------     -----------

PROPERTY & CASUALTY INSURANCE--CONTINUED
Chubb Corp. (The) .................................    33,600     $ 1,685,376
CNA Financial Corp.(b) ............................     3,500         121,345
St. Paul Travelers Cos., Inc. (The) ...............    16,792         737,169
                                                                  -----------
                                                                    3,444,084
                                                                  -----------

RAILROADS--1.4%
Burlington Northern Santa Fe Corp. ................     3,900         261,105
CSX Corp. .........................................     7,800         235,716
Union Pacific Corp. ...............................     1,700         136,595
                                                                  -----------
                                                                      633,416
                                                                  -----------

REGIONAL BANKS--5.0%
KeyCorp ...........................................    21,600         794,664
SunTrust Banks, Inc. ..............................    20,200       1,543,280
                                                                  -----------
                                                                    2,337,944
                                                                  -----------

SEMICONDUCTOR EQUIPMENT--0.2%
Lam Research Corp.(b) .............................     2,700         115,533

SEMICONDUCTORS--2.0%
Texas Instruments, Inc. ...........................    29,400         958,146

SOFT DRINKS--1.1%
PepsiCo, Inc. .....................................     7,900         515,712

SPECIALIZED CONSUMER SERVICES--0.1%
Jackson Hewitt Tax Service, Inc. ..................     1,200          37,920

STEEL--2.8%
Nucor Corp. .......................................    20,000         977,400
Reliance Steel & Aluminum Co. .....................     3,800         124,526
United States Steel Corp. .........................     3,500         203,595
                                                                  -----------
                                                                    1,305,521
                                                                  -----------

THRIFTS & MORTGAGE FINANCE--2.4%
Corus Bankshares, Inc. ............................     2,200          47,982
MGIC Investment Corp. .............................     3,400         196,758
Radian Group, Inc. ................................    14,800         886,224
                                                                  -----------
                                                                    1,130,964
                                                                  -----------

TOBACCO--2.2%
Loews Corp. - Carolina Group ......................     1,900         108,794
Reynolds American, Inc. ...........................    14,000         910,980
                                                                  -----------
                                                                    1,019,774
                                                                  -----------

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $42,459,022)                                      45,917,684
--------------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                                                      SHARES         VALUE
                                                     --------     -----------

FOREIGN  COMMON STOCKS(c)--0.6%

REINSURANCE--0.6%
Arch Capital Group Ltd. (United States)(b) ........     2,608     $   155,437
PartnerRe Ltd. (United States) ....................     1,825         117,347

--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $270,835)                                            272,784
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $42,729,857)                                      46,190,468
--------------------------------------------------------------------------------

                                                   PAR VALUE
                                                     (000)
                                                   ---------

SHORT-TERM INVESTMENTS--1.1%


COMMERCIAL PAPER(d)--1.1%
CAFCO  LLC 5.26%, 9/1/06 ..........................   $   515         515,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $515,000)                                            515,000
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $43,244,857)                                      46,705,468(a)

Other assets and liabilities, net--(0.1)%                             (31,693)
                                                                  -----------
NET ASSETS--100.0%                                                $46,673,775
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,892,875 and gross depreciation of $477,837 for federal income tax purposes. At August 31, 2006, the aggregate cost of securities for federal income tax purposes was $43,290,430.
(b) Non-income producing.
(c) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) The rate shown is the discount rate.

                        See Notes to Financial Statements
42

Phoenix Value Equity Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 AUGUST 31, 2006


ASSETS
Investment securities at value
   (Identified cost $43,244,857)                                   $46,705,468
Cash                                                                       556
Receivables
   Dividends                                                            96,339
   Fund shares sold                                                     37,641
   Trustee retainer                                                         27
Prepaid expenses                                                        10,501
                                                                   -----------
     Total assets                                                   46,850,532
                                                                   -----------
LIABILITIES
Payables
   Fund shares repurchased                                              63,199
   Professional fee                                                     27,843
   Transfer agent fee                                                   21,751
   Distribution and service fees                                        21,307
   Investment advisory fee                                              22,761
   Printing fee                                                         14,533
   Administration fee                                                    3,246
   Other accrued expenses                                                2,117
                                                                   -----------
     Total liabilities                                                 176,757
                                                                   -----------
NET ASSETS                                                         $46,673,775
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $48,095,334
Undistributed net investment income                                    390,970
Accumulated net realized loss                                       (5,273,140)
Net unrealized appreciation                                          3,460,611
                                                                   -----------
NET ASSETS                                                         $46,673,775
                                                                   ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $28,822,628)                 1,880,638
Net asset value per share                                              $15.33
Offering price per share $15.33 /(1-5.75%)                             $16.27

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $8,818,118)                    601,583
Net asset value and offering price per share                           $14.66

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,033,029)                    615,817
Net asset value and offering price per share                           $14.67


                             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 2006


INVESTMENT INCOME
Dividends                                                         $ 1,148,472
Interest                                                               21,174
                                                                   ----------
     Total investment income                                        1,169,646
                                                                   ----------
EXPENSES
Investment advisory fee                                               356,646
Service fees, Class A                                                  70,362
Distribution and service fees, Class B                                102,073
Distribution and service fees, Class C                                 92,008
Financial agent fee                                                    46,926
Administration fee                                                      6,492
Transfer agent                                                        113,169
Registration                                                           34,620
Professional                                                           34,532
Printing                                                               25,687
Trustees                                                               20,842
Custodian                                                              14,582
Miscellaneous                                                          11,621
                                                                   ----------
     Total expenses                                                   929,560
Less expenses reimbursed by investment adviser                       (155,121)
Custodian fees paid indirectly                                         (3,105)
                                                                   ----------
     Net expenses                                                     771,334
                                                                   ----------
NET INVESTMENT INCOME (LOSS)                                          398,312
                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             9,248,277
Net change in unrealized appreciation (depreciation)
   on investments                                                  (3,719,010)
                                                                   ----------
NET GAIN (LOSS) ON INVESTMENTS                                      5,529,267
                                                                   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $ 5,927,579
                                                                  ===========

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                   Year Ended        Year Ended
                                                                                 August 31, 2006   August 31, 2005
                                                                                 ---------------   ---------------
FROM OPERATIONS
   Net investment income (loss)                                                    $   398,312      $    291,463
   Net realized gain (loss)                                                          9,248,277         4,401,246
   Net change in unrealized appreciation (depreciation)                             (3,719,010)        2,141,924
                                                                                   -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                       5,927,579         6,834,633
                                                                                   -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (239,885)               --
   Net investment income, Class B                                                      (21,604)               --
   Net investment income, Class C                                                      (19,055)               --
                                                                                   -----------      ------------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                             (280,544)               --
                                                                                   -----------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (425,199 and 274,618 shares, respectively)          6,198,379         3,623,573
   Net asset value of shares issued from reinvestment of distributions
     (16,173 and 0 shares, respectively)                                               224,475                --
   Cost of shares repurchased (650,431 and 911,003 shares, respectively)            (9,344,863)      (12,004,860)
                                                                                   -----------      ------------
Total                                                                               (2,922,009)       (8,381,287)
                                                                                   -----------      ------------
CLASS B
   Proceeds from sales of shares (65,334 and 97,568 shares, respectively)              904,211         1,235,635
   Net asset value of shares issued from reinvestment of distributions
     (1,292 and 0 shares, respectively)                                                 17,247                --
   Cost of shares repurchased (396,306 and 305,879 shares, respectively)            (5,432,355)       (3,883,593)
                                                                                   -----------      ------------
Total                                                                               (4,510,897)       (2,647,958)
                                                                                   -----------      ------------
CLASS C
   Proceeds from sales of shares (40,114 and 49,854 shares, respectively)              570,512           637,616
   Net asset value of shares issued from reinvestment of distributions
     (1,150 and 0 shares, respectively)                                                 15,351                --
   Cost of shares repurchased (157,960 and 457,829 shares, respectively)            (2,189,002)       (5,752,878)
                                                                                   -----------      ------------
Total                                                                               (1,603,139)       (5,115,262)
                                                                                   -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (9,036,045)      (16,144,507)
                                                                                   -----------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (3,389,010)       (9,309,874)

NET ASSETS
   Beginning of period                                                              50,062,785        59,372,659
                                                                                   -----------      ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $390,970 AND $273,202, RESPECTIVELY)                                       $46,673,775      $ 50,062,785
                                                                                   ===========      ============

                        See Notes to Financial Statements
44

Phoenix Value Equity Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS A
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2006        2005         2004          2003         2002
Net asset value, beginning of period                         $13.59       $12.05       $11.33       $10.64       $12.76
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             0.16         0.11         0.04         0.11         0.08
   Net realized and unrealized gain (loss)                     1.70         1.43         0.72         0.66        (1.97)
                                                             ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                          1.86         1.54         0.76         0.77        (1.89)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.12)          --        (0.04)       (0.08)       (0.08)
   Distributions from net realized gains                         --           --           --           --        (0.15)
                                                             ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                      (0.12)          --        (0.04)       (0.08)       (0.23)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      1.74         1.54         0.72         0.69        (2.12)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $15.33       $13.59       $12.05       $11.33       $10.64
                                                             ======       ======       ======       ======       ======

Total return(2)                                               13.79%       12.78%        6.71%        7.31%      (14.97)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                    $28,823      $28,407      $32,859      $37,310      $43,993

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      1.32%(3)     1.25%        1.25%        1.25%        1.25 %
   Gross operating expenses                                    1.64%        1.71%        1.59%        1.63%        1.49 %
   Net investment income (loss)                                1.13%        0.84%        0.35%        1.06%        0.64 %
Portfolio turnover                                              214%          69%         200%         349%         166 %


                                                                                      CLASS B
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2006        2005         2004          2003         2002
Net asset value, beginning of period                         $13.01       $11.62       $10.99       $10.35       $12.42
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             0.06         0.01        (0.05)        0.04        (0.01)
   Net realized and unrealized gain (loss)                     1.62         1.38         0.70         0.63        (1.91)
                                                             ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                          1.68         1.39         0.65         0.67        (1.92)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.03)          --        (0.02)       (0.03)          --
   Distributions from net realized gains                         --           --           --           --        (0.15)
                                                             ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                      (0.03)          --        (0.02)       (0.03)       (0.15)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      1.65         1.39         0.63         0.64        (2.07)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $14.66       $13.01       $11.62       $10.99       $10.35
                                                             ======       ======       ======       ======       ======
Total return(2)                                               12.91%       11.96%        5.95 %       6.44%      (15.57)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                     $8,818      $12,118      $13,247      $16,363      $28,873

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.06%(3)     2.00%        2.00 %       2.00%        2.00 %
   Gross operating expenses                                    2.39%        2.46%        2.34 %       2.38%        2.24 %
   Net investment income (loss)                                0.42%        0.09%       (0.40)%       0.37%       (0.11)%
Portfolio turnover                                              214%          69%         200 %        349%         166 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.

                        See Notes to Financial Statements

Phoenix Value Equity Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                      CLASS C
                                                             ----------------------------------------------------------
                                                                               YEAR ENDED AUGUST 31
                                                             ----------------------------------------------------------
                                                              2006        2005         2004          2003         2002
Net asset value, beginning of period                         $13.02       $11.63       $11.00       $10.35       $12.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                             0.05         0.01        (0.05)        0.03        (0.01)
   Net realized and unrealized gain (loss)                     1.63         1.38         0.70         0.65        (1.92)
                                                             ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                          1.68         1.39         0.65         0.68        (1.93)
                                                             ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                       (0.03)          --        (0.02)       (0.03)          --
   Distributions from net realized gains                         --           --           --           --        (0.15)
                                                             ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                      (0.03)          --        (0.02)       (0.03)       (0.15)
                                                             ------       ------       ------       ------       ------
Change in net asset value                                      1.65         1.39         0.63         0.65        (2.08)
                                                             ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                               $14.67       $13.02       $11.63       $11.00       $10.35
                                                             ======       ======       ======       ======       ======
Total return(2)                                               12.90%       11.95%        5.94 %       6.47%      (15.56)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                     $9,033       $9,538      $13,266      $15,408      $19,231

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                      2.07%(3)     2.00%        2.00 %       2.00%        2.00 %
   Gross operating expenses                                    2.39%        2.46%        2.34 %       2.38%        2.24 %
   Net investment income (loss)                                0.39%        0.09%       (0.40)%       0.31%       (0.11)%
Portfolio turnover                                              214%          69%         200 %        349%         166 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.

                        See Notes to Financial Statements
46

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006


1. ORGANIZATION

   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently, four Funds are offered for sale (each a "Fund"). The Phoenix Quality Small-Cap Fund ("Quality Small-Cap Fund") is diversified and seeks long term capital appreciation. The Phoenix Small-Cap Sustainable Growth Fund ("Small-Cap Sustainable Growth Fund") is diversified and seeks long-term capital appreciation. The Phoenix Small-Cap Value Fund ("Small-Cap Value Fund") is diversified and seeks long-term capital appreciation. The Phoenix Value Equity Fund ("Value Equity Fund") is diversified and its primary investment objective is to seek long-term capital appreciation and its secondary objective is to seek current income.

   The Funds offer the following classes of shares for sale:

                                       Class X    Class A    Class B    Class C
                                       -------    -------    -------    -------
Quality Small-Cap Fund .............      X          X          --         X
Small-Cap Sustainable Growth Fund ..      X          X          --         X
Small-Cap Value Fund ...............     --          X           X         X
Value Equity Fund ..................     --          X           X         X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class X shares are sold without a sales charge.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (CONTINUED)


   In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more likely-than-not to be sustained as of the adoption date. As of August 31, 2006, the Funds have not completed their evaluation of the impact that will result from adopting FIN 48.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. SECURITIES LENDING:

   Certain Funds may loan securities to qualified brokers through an agreement with State Street Bank and Trust (the "Custodian"). Under the terms of the agreement, the Funds receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

I. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc. ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                     First       $400 Million -      $1 +
                                 $400 Million      $1 Billion       Billion
                                 ------------    ---------------    -------
Quality Small-Cap Fund ......        0.90%            0.85%           0.80%
Small-Cap Sustainable
  Growth Fund ...............        0.90%            0.85%           0.80%

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (CONTINUED)

                                     First            $1-2            $2 +
                                  $1 Billion         Billion        Billion
                                  ----------         -------        -------
Small-Cap Value Fund ........        0.90%            0.85%           0.80%
Value Equity Fund ...........        0.75%            0.70%           0.65%

   The Adviser has contractually agreed to limit total fund operating expenses, (excluding interest, taxes, and extraordinary expenses), through December 31, 2007 for the Quality Small-Cap and Small-Cap Sustainable Growth Funds and through August 31, 2007 for the Small-Cap Value and Value Equity Funds, so that such expenses do not exceed the following percentages of the average annual net asset values for the Funds:

                                    Class A          Class C         Class X
                                    -------          -------         -------
Quality Small-Cap Fund ......        1.40%            2.15%           1.15%
Small-Cap Sustainable
   Growth Fund ..............        1.40%            2.15%           1.15%

                                    Class A          Class B         Class C
                                    -------          -------         -------
Small-Cap Value Fund ........        1.40%            2.15%           2.15%
Value Equity Fund ...........        1.35%            2.10%           2.10%

   For the period of January 1, 2005 through December 31, 2005, the Value Equity Fund's expense limits were 1.25% for Class A, 2.00% for Class B and Class C.

   The Adviser will not seek to recapture any reimbursed expenses under these agreements.

   Kayne Anderson Rudnick Investment Management, LLC ("Kayne") an indirect wholly-owned subsidiary of PNX is the subadviser to the Quality Small-Cap and Small-Cap Sustainable Growth Funds. For its services PIC pays Kayne a fee based upon the following annual rates as a percentage of the daily net assets of each Fund.

                                     First       $400 Million -      $1 +
                                 $400 Million      $1 Billion       Billion
                                 ------------    ---------------    -------
Quality Small-Cap Fund ......        0.45%           0.425%           0.40%
Small-Cap Sustainable
  Growth Fund ...............        0.45%           0.425%           0.40%

   Phoenix/Zweig Advisers LLC ("PZA"), an indirect wholly-owned subsidiary of PNX, is the subadviser to the Small-Cap Value Fund. For its services, PIC pays PZA a fee based on the daily net assets of this Fund as follows:

                                     First          Excess of
                                 $166 Million     $166 Million
                                 ------------     ------------
Small-Cap Value Fund ........        0.10%            0.40%

   Effective September 30, 2005, Acadian Asset Management, Inc. ("Acadian") became the subadviser to the Value Equity Fund. For its services, PIC pays Acadian a fee based on the average daily net assets of this Fund as follows:

                                     First            $1-2            $2 +
                                  $1 Billion         Billion         Billion
                                  ----------         -------         -------
Value Equity Fund ...........       0.375%           0.350%           0.325%

   As distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, has advised the Funds that it retained net selling commissions and deferred sales charges for the fiscal year (the "period") ended August 31, 2006, as follows:

                                    Class A          Class B         Class C
                                  Net Selling        Deferred       Deferred
                                  Commissions     Sales Charges   Sales Charges
                                  -----------     -------------   -------------
Quality Small-Cap Fund              $    --          $    --           $ --
Small-Cap Sustainable
  Growth Fund                            --               --             --
Small-Cap Value Fund                  8,575           40,201            619
Value Equity Fund                     3,661           30,218            388

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective Class. Class X shares do not pay distribution and/or service fees.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   Effective July 1, 2006, PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion and 0.07% over $15 billion of the average net assets across all non-money market Phoenix Funds within the Phoenix Funds Family. For the money market Funds, the fee is 0.035% of the average net assets across all Phoenix money market Funds within the Phoenix Funds Family.

   Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended August 31, 2006, the Trust incurred administration and/or financial agent fees totaling $231,669.

   PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as sub transfer agent. For the period ended August 31, 2006, transfer agent fees were $553,414 as reported in the Statements of Operations, of which PEPCO retained the following:

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (CONTINUED)


                                                    Transfer
                                                      Agent
                                                    Retained
                                                    --------

Quality Small-Cap Fund.........................     $     33
Small-Cap Sustainable Growth Fund..............           32
Small-Cap Value Fund...........................      171,686
Value Equity Fund..............................       20,601


At August 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                           Aggregate
                                                           Net Asset
                                              Shares         Value
                                             -------       ---------
Quality Small-Cap Fund
--Class X............................         10,000      $  100,600
--Class A............................         10,000         100,524
--Class C............................         10,000         100,398
Small-Cap Sustainable Growth Fund
--Class X............................         10,000          97,886
--Class A............................         10,000          97,872
--Class C............................         10,000          97,747
Small-Cap Value Fund
--Class A............................        379,254       6,997,236

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities (excluding U.S. Government and agency securities and short-term securities) during the period ended August 31, 2006, were as follows:

                                          Purchases            Sales
                                        ------------       ------------
Quality Small-Cap Fund............      $  1,183,731       $     46,809
Small-Cap Sustainable Growth Fund.         1,040,414             20,461
Small-Cap Value Fund..............       299,712,733        339,937,168
Value Equity Fund.................       101,079,770        105,837,037

   There were no purchases or sales of long-term U.S. Government and agency securities.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   The Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   At August 31, 2006, the Quality Small-Cap Fund, Small-Cap Value Fund and the Value Equity Fund held investments issued by various companies in the Financial sector comprising 24%, 29% and 33%, respectively, of the total net assets of the Funds. The Small-Cap Sustainable Growth Fund held investments issued by various companies in the Information Technology sector, comprising 31% of the total net assets of the Fund.

6. ILLIQUID SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

7. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (CONTINUED)


District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

8. INDEMNIFICATIONS

   Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. 10% SHAREHOLDERS

   As of August 31, 2006, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the fund as detailed below.

                                    % of Shares       Number of
                                   Outstanding         Accounts
                                   -----------         --------
Quality Small-Cap Fund ........        40%                 3
Small-Cap Sustainable
  Growth Fund .................        29                  2

   The shareholders are not affiliated with PNX.

10. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                                  Expiration Year
                                   -----------------------------------------
                                      2011            2014          Total
                                   ----------        ------       ----------
Quality  Small-Cap Fund ......     $       --        $  937       $      937
Small-Cap Sustainable
  Growth Fund ................             --         2,520            2,520
Small-Cap Value Fund .........             --            --               --
Value Equity Fund ............      5,227,567            --        5,227,567

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

   For the period ended August 31, 2006, the Funds utilized losses deferred in prior years against current year capital gains as follows:

Quality Small-Cap Fund .......     $       --
Small-Cap Sustainable
  Growth Fund ................             --
Small-Cap Value Fund .........             --
Value Equity Fund ............      9,065,713

   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments), consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                 Undistributed    Undistributed
                                    Ordinary        Long-Term
                                     Income       Capital Gains
                                 -------------    -------------
Quality Small-Cap Fund             $    4,248      $        --
Small-Cap Sustainable
  Growth Fund                              --               --
Small-Cap Value Fund                3,995,368       29,176,764
Value Equity Fund                     390,970               --

   The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS

   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. For the year ended August 31, 2006, the following Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                               Capital Paid
                                  in on
                                Shares of      Accumulated       Undistributed
                                Beneficial     Net Realized      Net Investment
                                 Interest       Gain (Loss)       Income (Loss)
                               ------------    ------------      --------------
Quality Small-Cap Fund ....       $  --         $        --        $       --
Small-Cap Sustainable
  Growth Fund .............        (934)                 --               934
Small-Cap Value Fund ......          --          (1,489,163)        1,489,163
Value Equity Fund .........          --                  --                --

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2006 (CONTINUED)


12. SUBSEQUENT EVENT

   Effective September 1, 2006, Euclid Advisors LLC is the subadviser to the Small-Cap Value Fund, replacing PZA. The Fund's investment objectives, principal investment strategies, portfolio managers, subadvisory fees and principal risks will remain the same, unless otherwise noted.


--------------------------------------------------------------------------------
                       TAX INFORMATION NOTICE (UNAUDITED)

   For the fiscal year ended August 31, 2006, for federal income tax purposes, 100%, 54%, and 100% of the ordinary income dividends earned by the Quality Small-Cap Fund, Small-Cap Value Fund and Value Equity Fund, respectively, qualify for the dividends received deduction for corporate shareholders.

   For the fiscal year ended August 31, 2006, the Quality Small-Cap Fund, Small-Cap Value Fund and Value Equity Fund, respectively, hereby designate 100%, 52%, and 100%, or the maximum amount allowable, of its ordinary income dividends to qualify for the lower tax rates applicable to individual shareholders. The actual percentage for the calendar year will be designated in the year-end tax statements.

   For the fiscal year ended August 31, 2006, the Small-Cap Value Fund designated $35,460,734 as long-term capital gain dividends.

--------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


PRICEWATERHOUSECOOPERS [GRAPHIC OMITTED]


To the Board of Trustees of
Phoenix Investment Trust 97 and Shareholders of
Phoenix Quality Small-Cap Fund
Phoenix Small-Cap Sustainable Growth Fund
Phoenix Small-Cap Value Fund and
Phoenix Value Equity Fund


   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Quality Small-Cap Fund, Phoenix Small-Cap Sustainable Growth Fund, Phoenix Small-Cap Value Fund and Phoenix Value Equity Fund (constituting Phoenix Investment Trust 97, hereafter referred to as the "Trust") at August 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
October 17, 2006

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX QUALITY SMALL-CAP FUND AND PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND (EACH, THE "FUND")
AUGUST 31, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on May 17-18, 2006, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Kayne Anderson Rudnick Investment Management, LLC (the "Subadvisor").

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT

Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. PIC is an indirect wholly-owned subsidiary of Phoenix Investment Partners, Ltd. In evaluating the Advisory Agreement, the Board considered a variety of information relating to the Fund and PIC. PIC personnel provided details focusing on the nature, extent and quality of services provided by PIC, cost of services and profitability to PIC, comparative fees and expenses, the possible economies of scale that might be realized due to the Fund's growth and whether fee levels were likely to reflect such economies of scale for the benefit of investors, among other things.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that would be provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to funds currently advised by PIC such as quarterly reports provided by PIC comparing the performance of each fund advised by it with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for each fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and each fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC would be responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the past experience of PIC and its representatives in supervising other subadvisers. With respect to performance monitoring, the Board noted that PIC will utilize the same investment committee review process that it used for other PIC managed funds. With respect to compliance monitoring, the Board noted that PIC intended to utilize a similar process that it used to monitor other PIC managed funds by requiring quarterly compliance certifications from the Subadvisor and by conducting compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to approximately 70 mutual funds and several institutional clients. The Board also noted the extent of benefits that would be provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that would be provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. However the Board did review prior performance of similarly managed accounts managed by the Fund's Subadviser as described below under the "Subadvisory Agreement".

   PROFITABILITY. The Board also considered the level of profits to be realized by PIC and its affiliates in connection with the operation of the Fund. With respect to the cost of services and profits to be realized by PIC, the Board noted that, although Fund total expenses were expected to be above competitive levels during the Fund's startup period, management had voluntarily agreed to waive fees or reimburse expenses so that Class A share expenses would not exceed 1.40%, Class C share expenses would not exceed 2.15% and Class X shares expenses would not exceed 1.15%. The Board noted that, due to the reimbursements proposed and the cost to PIC of paying the Subadvisor a fee equal to 50% of the management fee at each breakpoint, the cost to PIC would be greater than management fee revenues received during the startup phase of the Fund. The Board therefore concluded that the profitability to PIC from the Fund was not excessive.

   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also considered the management fee for the Fund as well as the Fund's projected total expenses. With respect to the proposed management fee, the Board noted that the fee would be 0.90% for the first $400 Million of assets under management, 0.85% between the range of $400 Million through $1 Billion and 0.80% for assets over $1 Billion. After being provided

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX QUALITY SMALL-CAP FUND AND PHOENIX SMALL-CAP SUSTAINABLE GROWTH FUND (EACH, THE "FUND")
AUGUST 31, 2006 (UNAUDITED) (CONTINUED)


with information from management which compared the Fund's proposed fee with a group of competing funds with similar investment strategies, the Board noted that, the management fee was at the category median and that, after fee waivers provided by PIC the projected total expenses of the Fund would be 1.40% for Class A shares, 2.15% for Class C shares and 1.15% for Class X shares. The Board then concluded that the management fee and the projected total expenses for the Fund were reasonable.

   ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew due to breakpoints in the fee. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT

Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor will provide the day to day investment management for the Fund. In evaluating the Subadvisory Agreement, the Board considered a variety of information relating to the Fund and the Subadvisor. In this regard, the Board considered the nature, extent and quality of services provided by the Subadvisor, subadvisory fees and the investment performance of similarly managed funds or accounts, among other things.

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that would be provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor. In this regard, the Board noted that the Subadvisor had over 20 years of experience as an investment adviser. In this regard, the Board considered the significant experience of the co-portfolio managers noting that one portfolio manager was also the Managing Director of small cap equity investments for the Subadvisor and had over 25 years of investment experience while the other manager had over 11 years of experience in the investment management business. The Board also noted that the senior management team of the firm had an average of 16 years experience. The Board also noted the extensive experience of analysts, traders and other support personnel that worked with the portfolio managers. The Board was also satisfied with the quality of the investment process discussed by a member of the Subadvisor at the Board meeting. The Board also considered the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. Because the Fund had not commenced operations, the Board could not evaluate prior investment performance for the Fund. However the Board did review prior performance of a composite of accounts managed by the Subadvisor in a similar strategy to the Fund.

   PROFITABILITY. The Board noted and was satisfied with the Subadvisor's representation that no Subadvisor profitability information was available due to the fact that the relationship had not yet commenced.

   SUBADVISORY FEE. The Board also considered the subadvisory fee paid to the Subadvisor. The Board noted that the subadvisory fee would be 50% of the management fee or 0.45% for the first $400 Million of assets under management, 0.425% for assets between $400 Million through $1 Billion and 0.40% for over $1 Billion. After being provided with information from management which compared the Fund's proposed subadvisory fee with a group of competing funds with similar investment strategies, the Board noted that the subadvisory fee was below the group average of 52% of advisory fees and below the group median of 51% of advisory fees. The Board also noted that the subadvisory fee would be paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

FUND MANAGEMENT TABLES (UNAUDITED)


   Information pertaining to the Trustees and officers of the Trust as of August 31, 2006, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

   The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF           OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED            TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway             Served since             71             Chairman, Rittenhouse Advisors, LLC (consulting firm)
Rittenhouse Advisors, LLC    1997.                                   (2001-present); Trustee/Director, Phoenix Funds Complex
101 Park Avenue                                                      (1983-present); Trustee/Director, Realty Foundation of New York
New York, NY 10178                                                   (1972-present); Josiah Macy, Jr. Foundation (Honorary)
DOB: 8/2/29                                                          (2004-present); Pace University (Director/Trustee Emeritus)
                                                                     (2003-present), Greater New York Councils, Boy Scouts of
                                                                     America (1985-present); The Academy of Political Science (Vice
                                                                     Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                                     (1989-present), Colgate University (Trustee Emeritus)
                                                                     (2004-present), Director/Trustee, The Harlem Youth Development
                                                                     Foundation (Chairman) (1998-2002); Metropolitan Transportation
                                                                     Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001);
                                                                     Consolidated Edison Company of New York, Inc. (1970-2002),
                                                                     Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                                     Insurance Company (1974-2002), Union Pacific Corp. (1978-2002),
                                                                     BlackRock Freddie Mac Mortgage Securities Fund (Advisory
                                                                     Director) (1990-2000), Accuhealth (1994-2002), Pace University
                                                                     (1978-2003), New York Housing Partnership Development Corp.
                                                                     (Chairman) (1981-2003), Josiah Macy, Jr. Foundation
                                                                     (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne          Served since             71             Retired. Trustee/Director, Phoenix Funds Complex
The Flat, Elmore Court       1997.                                   (1983-present).
Elmore, GLOS, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries          Served since             72             Director, The Empire District Electric Company (1984-2004);
8477 Bay Colony Dr. #902     1997.                                   Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.             Served since             69             Partner, Stonington Partners, Inc. (private equity fund)
Stonington Partners, Inc.    1997.                                   (2001-present); Director/Trustee; Evergreen Funds (six
736 Market Street, Ste. 1430                                         portfolios)(1989-present). Trustee, Phoenix Funds Family
Chattanooga, TN 37402                                                (1980-present); Director, Diversapak (2002-present); Obaji
DOB: 2/14/39                                                         Medical Products Company (2002-present); Director, Lincoln
                                                                     Educational Services (2002-2004); Chairman, Carson Products
                                                                     Company (cosmetics) (1998-2000).
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF           OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED            TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara        Served since             71             Retired. Trustee/Director, Phoenix Funds Complex
40 East 88th Street          2001.                                   (2001-present). Managing Director, U.S. Trust Company of New
New York, NY 10128                                                   York (private bank) (1982-2006).
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates(1)            Served since             69             Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital
c/o Northeast Partners       1997.                                   Markets, Inc.) (financial services) (1997-present);
150 Federal Street,                                                  Trustee/Director, Phoenix Funds Family (1987-present); Managing
Suite 1000                                                           Director, Wydown Group (consulting firm) (1994-present);
Boston, MA 02110                                                     Director, Investors Financial Service Corporation
DOB: 5/31/46                                                         (1995-present); Investors Bank & Trust Corporation
                                                                     (1995-present), Stifel Financial (1996-present), Connecticut
                                                                     River Bancorp (1998-present), Connecticut River Bank
                                                                     (1999-present), Trust Company of New Hampshire (2002-present);
                                                                     Chairman, Emerson Investment Management, Inc. (2000-present);
                                                                     Independent Chairman, John Hancock Trust (since 2005); Trustee,
                                                                     John Hancock Funds II and John Hancock Funds III (since 2005);
                                                                     Trustee, John Hancock Trust (2004-2005); Director/Trustee, AIB
                                                                     Govett Funds (six portfolios) (1991-2000); Command Systems,
                                                                     Inc. (1998-2000); Phoenix Investment Partners, Ltd.
                                                                     (1995-2001); 1Mind, Inc. (formerly 1Mind.com) (2000-2002);
                                                                     Plymouth Rubber Co. (1995-2003); Director and Treasurer,
                                                                     Endowment for Health, Inc. (2000-2004).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson          Served since             69             Managing Director, Northway Management Company (1998-present).
73 Briggs Way                1997.                                   Trustee/Director, Phoenix Funds Family (1983-present).
Chatham, MA 02633
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Oates is a Director and Chairman of the Board and a shareholder of Hudson Castle Group, Inc. (formerly IBEX Capital Markets,
    Inc.) ("Hudson"), a privately owned financial services firm. Phoenix Investment Partners, Ltd., an affiliate of the adviser, owns approximately 1% of the common stock of Hudson and Phoenix Life Insurance Company also an affiliate, owns approximately 8%
    of Hudson's common stock.

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                 FUND COMPLEX                        PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF           OVERSEEN BY                        DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED            TRUSTEE                    OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)       Served since             69             Limited Managing Director, Lazard Freres & Co. LLC
Lazard Freres & Co. LLC      2002.                                   (1997-present). Trustee/Director, Phoenix Funds Family
30 Rockefeller Plaza,                                                (2002-present). Director, The Phoenix Companies, Inc.
59th Floor                                                           (2001-2005) and Phoenix Life Insurance Company (1989-2005).
New York, NY 10020
DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)      Served since             97             Director, PXRE Corporation (Reinsurance) (1985-present); World
200 Bridge Street            1997.                                   Trust Fund (1991-present), Director/Trustee, Phoenix Funds
Chatham, MA 02633                                                    Complex (1989-present); Management Consultant (2002-2004),
DOB: 10/23/46                Chairman                                Chairman (1997-2002), Chief Executive Officer (1995-2002) and
                                                                     Director (1995-2002), Phoenix Investment Partners, Ltd.;
                                                                     Director and Executive Vice President, The Phoenix Companies,
                                                                     Inc. (2000-2002); Director (1994-2002) and Executive Vice
                                                                     President, Investments (1987-2002), Phoenix Life Insurance
                                                                     Company; Director (1983-2002) and Chairman (1995-2002), Phoenix
                                                                     Investment Counsel, Inc.; Director (1982-2002), Chairman
                                                                     (2000-2002) and President (1990-2000), Phoenix Equity Planning
                                                                     Corporation; Chairman and President, Phoenix/Zweig Advisers LLC
                                                                     (2001-2002); Director (2001-2002) and President (April
                                                                     2002-September 2002), Phoenix Investment Management Company;
                                                                     Director and Executive Vice President, Phoenix Life and Annuity
                                                                     Company (1996-2002); Director (1995-2000), Executive Vice
                                                                     President (1994-2002), and Chief Investment Counsel
                                                                     (1994-2002), PHL Variable Insurance Company; Director, Phoenix
                                                                     National Trust Holding Company (2001-2002); Director
                                                                     (1985-2002), Vice President (1986-2002) and Executive Vice
                                                                     President (April 2002-September 2002), PM Holdings, Inc.;
                                                                     Director, WS Griffith Associates, Inc. (1995-2002); Director,
                                                                     WS Griffith Securities, Inc. (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(2)  Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as
     Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
(3)  Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.


                                              OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD WITH
    NAME, ADDRESS AND                    TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                          TIME SERVED                               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Daniel T. Geraci                      President since 2004.           Executive Vice President, Asset Management, The Phoenix
DOB: 6/12/57                                                          Companies, Inc. (2003-present); Director, Chairman, President and Chief Executive Officer, Phoenix Investment Partners, Ltd.
                                                                      (2003-present); President, Phoenix Equity Planning Corporation
                                                                      (2005-present); President, DPCM Holding, Inc. (2005-present);
                                                                      President, Capital West Asset Management, LLC (2005-present);
                                                                      Director and President, Phoenix Investment Counsel, Inc.
                                                                      (2003-present); Director, Pasadena Capital Corporation
                                                                      (2003-present); President, Euclid Advisers, LLC
                                                                      (2003-present); Director and Chairman, PXP Institutional
                                                                      Markets Group, Ltd. (2003-present); Director and President,
                                                                      Rutherford Financial Corporation (2003-present); Director,
                                                                      DPCM Holding, Inc. (2003-present); President, Phoenix/Zweig
                                                                      Advisers, LLC (2003-present); Director and Chairman, Phoenix
                                                                      Equity Planning Corporation (2003-present); Director and
                                                                      Chairman, Duff & Phelps Investment Management Company
                                                                      (2003-present); Director, Capital West Asset Management, LLC
                                                                      (2003-present); Chief Executive Officer and President, The
                                                                      Zweig Fund, Inc. and The Zweig Total Return Fund, Inc.
                                                                      (2004-present); President, the Phoenix Funds Family
                                                                      (2004-present); Chief Sales and Marketing Officer, Phoenix
                                                                      Equity Planning Corporation (2003-2005); President and Chief
                                                                      Executive Officer of North American investment operations,
                                                                      Pioneer Investment Management USA, Inc. (2001-2003); President
                                                                      of Private Wealth Management Group & Fidelity Brokerage
                                                                      Company, Fidelity Investments (1996-2001).
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward                     Executive Vice President        Senior Vice President and Chief Operating Officer, Asset
DOB: 8/17/64                          since 2004.                     Management, The Phoenix Companies, Inc. (2004-present).
                                                                      Executive Vice President and Chief Operating Officer, Phoenix
                                                                      Investment Partners, Ltd. (2004-present). Vice President,
                                                                      Phoenix Life Insurance Company (2002-2004). Vice President,
                                                                      The Phoenix Companies, Inc. (2001-2004). Vice President,
                                                                      Finance, Phoenix Investment Partners, Ltd. (2001-2002).
                                                                      Assistant Controller, Phoenix Investment Partners, Ltd.
                                                                      (1996-2001). Executive Vice President, certain funds within the Phoenix Funds Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss                      Senior Vice President           Assistant Treasurer (2001-present), Vice President, Fund
DOB: 11/24/52                         since 2006.                     Accounting (1994-2000), Phoenix Equity Planning Corporation.
                                                                      Vice President, Phoenix Investment Partners, Ltd.
                                                                      (2003-present). Senior Vice President, the Phoenix Funds
                                                                      Family (since 2006). Vice President, The Phoenix Edge Series
                                                                      Fund (1994-present), Treasurer, The Zweig Fund Inc. and the
                                                                      Zweig Total Return Fund Inc. (2003-present). Chief Financial
                                                                      Officer (2005-2006) and Treasurer (1994-2006), or Assistant
                                                                      Treasurer (2005-2006), certain funds within the Phoenix Fund
                                                                      Complex.
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman                    Senior Vice President           Senior Vice President, Asset Management Product Development,
DOB: 7/27/62                          since 2004.                     The Phoenix Companies, Inc. (since 2006); Senior Vice
                                                                      President, Asset Management Product Development, Phoenix
                                                                      Investment Partners, Ltd. (2005-present), Senior Vice
                                                                      President and Chief Administrative Officer, Phoenix Investment
                                                                      Partners, Ltd., (2003-2004). Senior Vice President and Chief
                                                                      Administrative Officer, Phoenix Equity Planning Corporation
                                                                      (1999-2003), Senior Vice President, certain funds within the
                                                                      Phoenix Fund Family (2004-present).
------------------------------------------------------------------------------------------------------------------------------------


                                              OFFICERS OF THE FUND WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                        POSITION(S) HELD WITH
    NAME, ADDRESS AND                    TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH                          TIME SERVED                               DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch                          Vice President and              Chief Compliance Officer, Zweig-DiMenna Associates LLC
c/o Zweig-DiMenna Associates, LLC     Chief Compliance Officer        (1989-present); Vice President and Chief Compliance Officer,
900 Third Avenue                      since 2004.                     certain Funds within the Phoenix Fund Complex (2004-present);
New York, NY 10022                                                    Vice President, The Zweig Total Return Fund, Inc.
DOB: 9/23/45                                                          (2004-present); Vice President, The Zweig Fund, Inc.
                                                                      (2004-present); President and Director of Watermark
                                                                      Securities, Inc. (1991-present); Assistant Secretary of Gotham
                                                                      Advisors Inc. (1990-present); Secretary, Phoenix-Zweig Trust
                                                                      (1989-2003); Secretary, Phoenix-Euclid Market Neutral Fund
                                                                      (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley                    Chief Financial Officer and     Second Vice President, Fund Administration, Phoenix Equity
DOB: 3/2/72                           Treasurer since 2006.           Planning Corporation (2004-present). Chief Financial Officer and Treasurer (2006-present) or Chief Financial Officer and
                                                                      Treasurer (2005-present), certain funds within the Phoenix
                                                                      Fund Family. Vice President, Chief Financial Officer,
                                                                      Treasurer and Principal Accounting Officer, The Phoenix Edge
                                                                      Series Fund (since 2006). Assistant Treasurer, certain funds within the Phoenix Fund Complex (2004-2006). Senior Manager
                                                                      (2002-2004), Manager (2000-2002), Audit, Deloitte & Touche,
                                                                      LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr                         Vice President, Chief Legal     Vice President and Counsel, Phoenix Life Insurance Company
One American Row                      Officer, Counsel and            (2005-present). Vice President, Counsel, Chief Legal Officer
Hartford, CT 06102                    Secretary since 2005.           and Secretary of certain funds within the Phoenix Fund Complex
DOB: 8/30/54                                                          (2005-present). Compliance Officer of Investments and Counsel,
                                                                      Travelers Life & Annuity Company (January 2005-May 2005).
                                                                      Assistant General Counsel, The Hartford Financial Services
                                                                      Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110-1707

HOW TO CONTACT US
Mutual Fund Services                                           1-800-243-1574
Advisor Consulting Group                                       1-800-243-4361
Telephone Orders                                               1-800-367-5877
Text Telephone                                                 1-800-243-1926
Web site                                                     PHOENIXFUNDS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------
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                                                              ---------------
                                                                 PRESORTED
                                                                 STANDARD
                                                               U.S. POSTAGE
                                                                   PAID
                                                              Louisville, KY
                                                              Permit No. 1051
                                                              ---------------

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit
PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.


PXP215                                                                  10-06
BPD27502


ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)  The  Registrant's  Board of Trustees has determined  that the Registrant
        has  an  "audit  committee   financial  expert"  serving  on  its  Audit
        Committee.

(a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)  Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

    (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $75,000 for 2006 and $50,000 for 2005.

Audit-Related Fees
------------------

    (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2005.

Tax Fees
--------

    (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $17,200 for 2006 and $9,500 for 2005.

        "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

    (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

 (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

        The Phoenix Investment Trust 97 (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

        The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

 (e)(2) The  percentage of services  described in each of paragraphs (b) through
        (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                    (b) Not applicable for 2006 and not applicable for 2005

                    (c) 100% for 2006 and 100% for 2005

                    (d) Not applicable for 2006 and not applicable for 2005.

    (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

    (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $944,027 for 2006 and $1,780,924 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant  to Rule  30a-2(a) under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant  to  Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Phoenix Investment Trust 97
            ----------------------------------------------------------------

By (Signature and Title)*     /s/ George R. Aylward
                         ---------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date         November 7, 2006
    ------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ George R. Aylward
                         ---------------------------------------------------
                              George R. Aylward, Executive Vice President
                              (principal executive officer)

Date         November 7, 2006
    ------------------------------------------------------------------------


By (Signature and Title)*     /s/ W. Patrick Bradley
                         ---------------------------------------------------
                              W. Patrick Bradley,  Chief Financial Officer
                              and Treasurer
                              (principal financial officer)

Date         November 7, 2006
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.